N-2	Aug. 27, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002066993
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Origin Real Estate Credit Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class E	Class I	Class O
SHAREHOLDER TRANSACTION FEES
Maximum Sales Charge (Load) (as a percentage of subscription amount)(1)	5.75%	None	None	None
Dividend Reinvestment Fee	None	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%	2.00%
(1)	Investors purchasing Class A Shares may be charged a front-end sales charge of up to 5.75% of the investor’s subscription amount. The table assumes the maximum sales charge is charged. The Distributor may, in its discretion, waive all or a portion of the sales charge for certain investors. While Class E, Class I and Class O Shares do not charge a front-end sales charge, if you purchase Class E, Class I or Class O Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “PLAN OF DISTRIBUTION.”
(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of such Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(3) (as a percentage of average net assets attributable to Shares)
Investment Management Fee(4)	1.25%	1.25%	1.25%	1.25%
Incentive Fee(4)	0.76%	0.76%	0.76%	0.76%
Dividend and Interest Expense on Short Sales and Borrowings(5)	2.10%	2.10%	2.10%	2.10%
Other Expenses(5)	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service Fees (12b-1)(6)	0.25%	0.50%	None	None
Shareholder Servicing Fee(7)	0.25%	0.25%	0.10%	None
Acquired Fund Fees and Expenses(8)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	5.07%	5.32%	4.67%	4.57%
Fee Waiver and Expense Reimbursement(9)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver and Reimbursement	5.07%	5.32%	4.67%	4.57%
(3)	Assuming estimated average net assets for the Fund of $400 million plus leverage of $140 million during the Fund’s first twelve months of operations.
(4)	The Adviser is entitled to a fee consisting of two components: the Investment Management Fee and the Incentive Fee. For its provision of advisory services to the Fund, the Adviser receives an Investment Management Fee at an annual rate of 1.25% payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets. The Investment Management Fee will be paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. In addition, the Fund may have net investment income that could result in the payment of an Incentive Fee in the first year of investment operations. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in amount equal to 10% of the Fund’s realized Pre-Incentive Fee Net Investment Income for the immediately preceding calendar quarter. No Incentive Fee on Pre-Incentive Fee Net Investment Income will be payable in any calendar quarter in which the Fund did not achieve a 1.25% return on the average Adjusted Capital (“Hurdle Rate”) (prorated for any period less than a calendar quarter). The Hurdle Rate is non-cumulative and resets each quarter. See “MANAGEMENT OF THE FUND—Investment Management Agreement” for a full explanation of how the Incentive Fee is calculated.
(5)	“Dividend and Interest Expense on Short Sales and Borrowings” and “Other Expenses” represent estimated amounts for the current fiscal year. The Fund may borrow funds to make investments. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. The Fund does not intend to issue preferred shares or convertible securities in the first 12 months following effectiveness of the registration statement. Other Expenses include, but are not limited to, organizational and offering costs, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. In the event that the Fund holds any Workout Asset, and the expenses on a Workout Asset exceed the revenues generated by such Workout Asset, the Fund could be required to pay such expenses or shortfalls. These potential fees are not reflected in the calculation of Other Expenses.
(6)	The Fund has received exemptive relief to offer multiple classes of shares and to adopt a Distribution and Services Plan for Class A Shares and Class E Shares of the Fund. The Fund will charge a Distribution and Service Fee of up to 0.25% and up to 0.50% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class E Shares, respectively. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients to whom they have distributed Class A Shares or Class E Shares of the Fund. See “PLAN OF DISTRIBUTION.”
(7)	The Fund will charge a Shareholder Servicing Fee up to 0.25% and up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to (x) Class A Shares or Class E Shares and (y) Class I Shares, respectively. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class E Shares and/or Class I Shares. See “SHAREHOLDER SERVICING PLAN AND DISTRIBUTION AND SERVICE PLAN—Shareholder Servicing Plan.”
(8)	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and are not direct costs paid by Shareholders. “The Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year.
(9)	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise have been paid, and or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Fund Operating Expenses (excluding any (i) taxes, (ii) fees and expenses incurred in connection with borrowings by the Fund, including interest payments and expenses incurred in connection with a line of credit or other credit facility, if any, obtained by the Fund, (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition, monitoring and disposition of investments, (iv) dividend and interest expenses on short sales, if any, (v) Incentive Fees, (vi) distribution and/or shareholder servicing fees, as applicable, (vii) acquired fund fees and expenses, (viii) expenses incurred in connection with any merger or reorganization after commencement of Fund operations, and (ix) extraordinary expenses, such as litigation expenses (collectively, “Outside Cap Expenses”)) do not exceed 3.50% of the average daily net assets of each Class of Shares (the “Expense Limit”). Because Outside Cap Expenses are excluded from the Expense Limit, Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) are expected to exceed 3.50% for each Class of Shares. The Expense Limitation and Reimbursement Agreement has an initial one-year term, which ends on one year from the date of the Prospectus. Neither the Fund nor the Adviser may terminate the Expense Limitation and Reimbursement Agreement during the initial term. The Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms unless terminated by the Fund or the Adviser. The Expense Limitation and Reimbursement Agreement will terminate in the event that the Investment Management Agreement is terminated. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes an investment of $1,000 in the Fund for the time periods indicated, that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

Based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
Class A	$105	$201	$296	$534
Class E	$53	$159	$264	$524
Class I	$47	$141	$235	$475
Class O	$46	$138	$231	$467

The purpose of the above table is to help a Shareholder understand the fees and expenses that such Shareholder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Purpose of Fee Table , Note [Text Block]

The purpose of the Summary of Fund Fees and Expenses table is to assist prospective investors in understanding the various fees and expenses that they will bear, directly and indirectly, if they buy and hold Shares of the Fund. More information about the Investment Management Fee, the Incentive Fee and other expenses is available in “Management of the Fund” starting on page 87 of this Prospectus.

Basis of Transaction Fees, Note [Text Block]	as a percentage of subscription amount
Other Expenses, Note [Text Block]	“Dividend and Interest Expense on Short Sales and Borrowings” and “Other Expenses” represent estimated amounts for the current fiscal year. The Fund may borrow funds to make investments. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. The Fund does not intend to issue preferred shares or convertible securities in the first 12 months following effectiveness of the registration statement. Other Expenses include, but are not limited to, organizational and offering costs, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. In the event that the Fund holds any Workout Asset, and the expenses on a Workout Asset exceed the revenues generated by such Workout Asset, the Fund could be required to pay such expenses or shortfalls. These potential fees are not reflected in the calculation of Other Expenses.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and are not direct costs paid by Shareholders. “The Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives, Policies, and Strategies

Investment Objectives

The Fund’s primary investment objectives are to maximize current income and to preserve investor capital, with a secondary focus on long-term capital appreciation. The Fund’s investment objectives are non-fundamental and may be changed by the Board without Shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change to the Fund’s investment objectives. There can be no assurance the Fund will achieve its investment objectives.

Market Opportunity and Adviser Capabilities

Commercial real estate-related debt in the U.S. is a $4.8 trillion asset class as of April 2025. In absolute dollars, it has experienced significant growth over the last several decades. As an investment, commercial real estate-related debt has historically exhibited low correlation with other major asset classes; in recent years, it has also often provided less volatility and excess spread relative to traditional fixed income classes.

By focusing on the investment strategies and types of investments discussed below, the Fund will offer investors access to the commercial real estate-related debt market, with a focus on the multifamily commercial sector. To do this, the Fund will take advantage of the extensive real estate investment experience and sourcing capabilities of the Adviser, OCA, which will provide exposure to opportunities in both public and private markets. The experience of the Adviser and its affiliates is expected to provide the Fund flexibility in a variety of market conditions.

Origin has been investing in the multifamily commercial real estate sector since 2007 both as a lender and equity investor, having invested more than $2.2 billion of equity since inception, including more than $500 million in the multifamily credit space since 2021. The Adviser’s operational expertise in multifamily commercial real estate has been honed over 18 years across all aspects of the sector. OCA began engaging in direct lending to borrowers through preferred equity investments in 2017 and thereafter, in 2021, began to participate in Freddie Mac securitizations as a buyer of certificates and other interests. OCA’s activities as a senior construction lender commenced in 2023.

See “Management of the Fund” in this Prospectus for further information regarding the Adviser.

Investment Strategies

The Fund concentrates its investments (i.e., invests more than 25% of its assets) in the real estate industry. The Fund pursues its investment objectives by investing in a portfolio of commercial multifamily real estate-related investments. “Commercial multifamily real estate-related investments” in this context refers to investments related to multifamily residential real estate that is commercially owned, financed and managed, and considered to be a type of commercial real estate. Multifamily real estate may include, among other things, professionally-managed multifamily properties or one or more tracts of land to support new homebuilding construction for multifamily units, which may include secondary retail and office space and certain amenities, such as parking garages, clubhouses and common areas. The Fund executes its investment strategy primarily by seeking to invest opportunistically in a portfolio of investments across the following primary asset classes:

●	Commercial real estate-related loans and other debt investments (including, but not limited to, first lien senior secured loans, second lien and subordinated mortgage loans, unitranche loans, mezzanine or unsecured loans, loan participations, mortgage whole loans and direct lending opportunities);

●	Commercial real estate-related equity securities, including, but not limited to, preferred equity issued by REITs and securities issued by real estate operating companies (“REOCs”); and

●	Other real estate-related structured and securitized investments (including, but not limited to, mortgage-backed securities (“MBS”) of any kind, including commercial mortgage-backed securities (“CMBS”), agency CMBS such as “B-Piece Certificates” in Federal Home Loan Mortgage Corporation (“Freddie Mac”) securitizations, single-asset/single-borrower transactions (“SASBs”), commercial real estate collateralized loan obligations (“CRE CLOs”) and multifamily structured credit risk notes (“MSCR Notes”)).

OCA, the Fund’s investment adviser, has broad discretion to allocate the Fund’s assets among the above-noted primary asset classes, and other real estate-related assets. There is no maximum or minimum percentage of the Fund’s assets that may be allocated to any asset class. The primary category of commercial real estate underlying the Fund’s investments will be multifamily properties, however, other categories of commercial real estate may include industrial, mixed-use, hospitality, office and retail.

The Fund seeks to create and maintain a portfolio of investments that generate a low volatility income stream of attractive cash distributions, consistent with its primary objectives to maximize current income and preserve investor capital. There is no guarantee that the Fund will achieve such results.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities. For this purpose, real estate-related companies are those that derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.

The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval. Holders of Shares (“Shareholders” or each, a “Shareholder”) will, however, receive at least 60 days’ prior notice of any change to the Fund’s 80% investment policy.

The sub-categories of investments within the Fund’s primary asset classes may include the following:

Commercial Real Estate-Related Loans and Other Debt Investments

●	Senior Mortgage Loans: The Fund may originate and selectively acquire senior mortgage loans which generally are secured by a first mortgage lien on a commercial multifamily property. First mortgage loans are loans that have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower defaults than other debt positions due to the lender’s favorable control features which, at times, may mean control of the entire capital structure. In some cases, first lien mortgages may be divided into an “A-Note” and a “B-Note.” The A-Note typically is a privately negotiated loan that is secured by a first mortgage on multifamily properties that is senior to a B-Note secured by the same first mortgage property.

●	Subordinated Mortgage Loans: Subordinate mortgage loans are loans that have a lower priority to collateral claims that first mortgage loans. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective as compared to first mortgage loans but still benefit from a direct lien on the related property or a security interest in the entity that owns the real estate. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. The Fund may invest in structurally subordinated first mortgage loans on multifamily properties, secured subordinated loans, including second and lower lien loans, junior participations in first mortgage loans or participations in those assets, each of which rank below senior secured loans in the priority of collateral claims. As noted above, a B-Note typically is secured by a first mortgage on a multifamily property and is subordinated to an A-Note secured by the same first mortgage property. The subordination of a B-Note or junior participation often is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to enhanced credit risk with respect to the underlying mortgage collateral as compared to the corresponding A-Note.

●	Mezzanine or Unsecured Loans: Unlike conventional mortgage loans, many mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structure that has control over the property. Generally, mezzanine loans may be more highly leveraged than other types of loans and, like B Notes, are subordinate in the capital structure of the borrower. Therefore, in a liquidation, these loans generally are junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights typically are governed by intercreditor or interlender agreements. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective and still benefit from the right to foreclose on its security, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property.
●	Unitranche Loans: Unitranche loans are secured loans that combine both senior and subordinated debt into one tranche of debt, generally in a first lien position.

●	Loan Participations: For certain select real estate-related loans, including investments in first mortgage loans, subordinate mortgage loans, mezzanine loans, and other commercial real estate related loans, the Fund may enter into participation, intercreditor or other similar agreements, potentially in a subordinate position (i.e., lower-ranking) to other participants in a syndicated lending structure. Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market.

●	Mortgage Whole Loans: The Fund may invest in mortgage whole loans which are single mortgage loans issued to a particular borrower and are not securitized. Mortgage whole loans include loans on residential properties such as one to four family dwellings and on commercial properties such as office buildings, shopping centers and other retail properties, hotels and apartment buildings. By investing in mortgage whole loans, the Fund acquires the entire beneficial interest in a single residential or commercial mortgage that has not been securitized, rather than fractional portions or participations in such loans. When the Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Fund may invest may be secured or unsecured.
●	Direct Lending Opportunities: The Fund may also invest in direct lending opportunities, such as privately originated, first lien senior secured and unitranche loans, second lien loans, mezzanine debt, other forms of junior or subordinated debt, preferred equity, warrants and common equity related to a credit agreement. A privately originated loan is a loan that the Fund sources directly from a borrower or private equity sponsor and lends directly to the borrower. This is distinct from a syndicated loan, which generally is underwritten by a bank and then syndicated, or sold, in several pieces to a large group of other investors identified by the bank. Originated loans generally are held until maturity or until they are refinanced by the borrower. Syndicated loans often have liquid markets and can be traded by investors. Privately originated loans will generally pay floating interest rates based on a variable base rate. The Fund expects that most loans will range in size from $20 million to $80 million; however, they could be as small as $5 million or in excess of $100 million. The Fund may make loans both for existing, occupied properties and for new construction projects.

There are no limits on the amount of loans the Fund may originate; provided such transactions comply with the Fund’s 80% investment policy and do not impact the Fund’s ability to maintain its status as a REIT. The Fund may originate loans in accordance with its investment objectives, investment strategies, fundamental investment restrictions and the limitations of the Investment Company Act, to the extent applicable, including, but not limited to, Section 17 thereof. While the Fund will not be involved in servicing such loans, an affiliated person of the Fund may act as an agent in connection with the loans in accordance with the limitations of the Investment Company Act.

Commercial Real Estate-Related Equity Securities

●	Preferred Equity: The Fund may purchase preferred equity securities issued by entities that own real estate or real estate-related investments, including private or publicly-traded REITs. Preferred equity interests generally are senior with respect to the payments of dividends and other distributions, redemption rights and rights upon liquidation to such entity’s common equity. This means that, for instance, the issuer must pay dividends to preferred equity holders prior to paying dividends on its common equity and, in the event the issuer is liquidated, preferred equity holders must be fully repaid on their investments before common equity shareholders can receive any money from the issuer. Investors in preferred equity typically are compensated for their increased credit risk from a pricing perspective with fixed payments, but may also participate in capital appreciation. Upon a default by a general partner of a preferred equity issuer, there typically is a change of control event and the limited partner assumes control of the entity. Rights of holders of preferred equity usually are governed by partnership agreements.

Preferred shareholders, however, usually have no right to vote for the issuer’s directors or on other corporate matters. Preferred equity generally pays a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred equity. As a result, the market value (to the extent applicable) of preferred equity is generally more sensitive to changes in interest rates than the market value of common equity/stocks. In this respect, preferred equity shares certain investment characteristics with debt securities.

●	Real Estate Operating Companies (“REOCs”): The Fund may invest in REOCs, both directly and through its investments in private debt. REOCs are companies that invest in real estate and whose shares trade on a public exchange. A REOC is similar to a REIT, except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do. Additionally, REOCs are more flexible than REITs in terms of what types of real estate investments they can make. REOCs may be used by the Fund to generate current income and provide liquidity for the Fund, while having low to moderate correlation to the broader equity markets. The Fund may invest in REOCs by purchasing their common stock, preferred stock, debt or warrants.

Other Real Estate-Related Structured and Securitized Investments

●	Commercial Mortgage-Backed Securities (“CMBS”): The Fund may invest in mortgage-backed securities (“MBS”) of any kind, including agency and non-agency CMBS and various sub-sector investments therein. CMBS generally are multi-class debt or pass-through certificates secured or backed by mortgage loans on commercial properties. Accordingly, these securities are subject to all of the risks of the underlying loans. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities (“Subordinated CMBS”) take the first loss if there are defaults on the underlying commercial mortgage loans. Other protections, which may benefit all the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization.

Agency CMBS are CMBS that are issued by a U.S. government agency, such as the Government National Mortgage Association (“Ginnie Mae”), or a federally chartered corporation, such as the Federal National Mortgage Associate (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency CMBS are securities that are not issued or guaranteed by a U.S. government agency or federally chartered corporation.

The typical commercial mortgage is a five- or ten-year loan, with a 30-year amortization schedule and a balloon principal payment due on the maturity date. Most fixed-rate commercial loans have strong prepayment protection and require prepayment penalty fees or defeasance. The loans are often structured in this manner to maintain the collateral pool’s cash flow or to compensate the investors for foregone interest collections.

Mortgage-backed securities (“MBS”) include multiple types of securities, including collateralized mortgage obligations (“CMOs”), single-asset/single-borrower transactions (“SASB”), and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specific fixed or floating interest rate and a final scheduled distribution date. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

The Fund may invest in various CMBS sub-sectors, such as SASB, involving the securitization of a single loan, which typically is collateralized by a single, large property or portfolio of properties controlled by one sponsor. The Fund may also purchase risk-retention bonds off of SASB CMBS securitizations. These bonds are typically horizontal pari passu interests in the most subordinate tranches of CMBS transactions. Based on regulatory requirements, these risk-retention bonds must be held for a minimum of five years and cannot be leveraged. In addition, transfer requirements restrict the ability to sell these investments after the minimum five-year hold period to only approved transferees under federal risk retention rules.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Freddie Mac Guaranteed Mortgage Pass-Through Certificates (also known as “Freddie Macs” or “PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may also invest in certificates and/or tranches relating to real estate mortgage investment conduit securitizations of pools of Freddie Mac multifamily mortgage loans, commonly known as “K-Deals.” K-Deals are Freddie Mac’s multifamily approach to securitizing mortgage loans backed by multifamily apartment properties nationwide. The K-Deals enable Freddie Mac to help keep rental housing affordable, while attracting private capital to the market and minimizing U.S. taxpayers’ exposure to credit risk. For the securitization, a number of geographically diverse multifamily loans that meet Freddie Mac's stringent underwriting criteria are pooled into a trust that issues multiple tranches of various duration and risk profiles. Senior tranches are guaranteed by Freddie Mac for timely interest and ultimate principal payment, and are generally rated AAA/AA with weighted average life ranging from 7 to 10 years; subordinate tranches are not guaranteed by Freddie Mac, and generally have ratings of A/BBB and weighted average lives close to 10 years.

The subordinated tranche of K-Deals that the Fund may invest in are known as “B-Piece Certificates” and “Interest-Only Certificates.” B-Piece Certificates generally represent the most subordinated 5-10% in principal amount of certificates issued in a K-Deal securitization. The B-Piece Certificate is the controlling class within the structure but is the most subordinated and unrated tranche of debt. The B-Piece Certificates offer the potential for the highest total return but also bear the most risk in the structure as the investment sits in a first loss position. For certain B-Piece Certificates, investors may receive interest every month until the Certificates are paid off and receive principal concurrently with investors in the senior certificates. For other B-Piece Certificates structured as zero-coupon bonds, there is no interest payable until maturity, and investors receive principal only after investors in the senior certificates have been entirely paid off. Interest-Only Certificates reflect the difference between the interest rate on the loan and the coupon rate on each certificate class. For Interest-Only Certificates, investors only receive interest payments and never receive principal. Interest-Only Certificates are unrated.

In order to participate in the exclusive offering of the B-Piece Certificates, a buyer, like OCA, must be pre-approved by Freddie Mac as an “Approved Directing Certificateholder” (“Approved DCH”), which requires extensive qualifications. These include extensive experience in owning and operating multifamily properties, a history of relevant experience as a fixed income investor, history and relevant experience as a subordinated debt investor and a reputation of acting as patient, recurring capital, among other strict qualifications. On top of this, due diligence is extensive for a prospective DCH.

●	Commercial Real Estate Collateralized Loan Obligations (“CRE CLOs”): CLOs are securities backed by an underlying portfolio of loans, typically syndicated loans or other loans to corporate borrowers. CLOs issue classes or “tranches” that vary in seniority, risk, and yield. CRE CLOs are securities that are collateralized by, or evidence ownership interests in, a single commercial mortgage loan or a partial or entire pool of mortgage loans secured by transitional commercial properties. CRE CLOs are generally pass-through certificates that represent beneficial ownership interests in common law trusts whose assets consist of defined portfolios of one or more commercial mortgage loans. They are typically issued in multiple tranches whereby the more senior classes are entitled to priority distributions of specified principal and interest payments from the trust’s underlying assets. The Fund may invest in the debt and equity tranches of CRE CLOs. The vast majority of the portfolios of most CLOs consists of first lien senior secured loans although many CLOs enable the CLO collateral manager to invest up to approximately 10% of the portfolio in other assets, including second lien loans, unsecured loans, DIP loans and fixed rate loans.

The CLO equity tranche, which is in the first loss position, is unrated and subordinated to the debt tranches and typically represents 8% to 11% of a CLO’s capital structure. The holders of CLO equity tranche interests typically are entitled to any cash reserves that form part of the structure when such reserves are permitted to be released. The CLO equity tranche captures available payments at the bottom of the payment waterfall, after operational and administrative costs of the CLO and servicing of the debt securities. Economically, the equity tranche benefits from the difference between the interest received from the investment portfolio and the interest paid to the holder of debt tranches of the CLO structure. Should a default or decrease in expected payments to a particular CLO occur, that deficiency typically first affects the equity tranche in that holders of that position generally will be the first to have their payments decreased by the deficiency. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches or market anticipation of such defaults.

●	Multifamily Structured Credit Risk Notes (“MSCR Notes”): The Fund may also invest in MSCR Notes which are unguaranteed securities designed to transfer to investors a portion of the credit risk associated with eligible multifamily mortgages. MSCR Notes are also considered CMBS. The tranche of MSCR Notes invested in by the Fund may include the B-1, M-2 and M-1 tranches. The B-1 tranche is the most subordinated tranche of debt available to investors and bears the second highest risk in the structure as the investment sits in a second loss position. The M-2 tranche bears the third highest risk in the structure as the investment sits in a third loss position. The M-1 tranche bears the fourth highest risk in the structure as the investment sits in a fourth loss position.

Commercial Real Estate; Direct Holdings

In the ordinary course, the Fund does not expect or intend to invest directly in commercial real estate as part of its investment program. However, in certain limited circumstances, such as in the event that real property securing an existing investment becomes impaired (a “Workout Asset”), a borrower defaults on a loan secured by real estate, casualty damages exceed insurance policy limits or an insurance company fails or is unable to pay a claim that, in each case, bears on the value of the underlying collateral, the pursuit and/or enforcement of the rights and remedies available to the Fund may result in direct ownership of commercial real estate. In such limited circumstances, the Fund would expect to engage an unaffiliated third-party, at prevailing market rates, to manage and operate the property. Moreover, if the Fund acquires any real property serving as collateral for a loan by foreclosure or otherwise, the Fund generally will seek to sell or otherwise dispose of such property as soon as practicable and would not seek to retain direct real estate holdings in the ordinary course. At all times, the Fund will limit its direct ownership of commercial real estate in order to ensure its continued treatment as an investment company under the Investment Company Act.

In the event the Fund acquires a Workout Asset, the Adviser expects to confer with all related parties, including the borrower and senior lender, to determine a plan of action. In such circumstances, the Adviser expects to utilize its personnel and/or those of its affiliates with extensive experience underwriting direct real estate and, to the extent necessary, would retain appropriate counsel to handle legal matters related to a restructuring. Additionally, the Adviser expects that a Workout Asset would be underwritten as a new acquisition to determine the appropriate strategy for ownership, capital needs and long-term positioning. The Adviser also expects that, in such circumstances, its relevant personnel and appropriate specialists would analyze debt scenarios, payroll and exit scenarios, and the appropriate structure to ensure that the Fund maintains its tax qualification as a REIT. Neither the Adviser, nor any affiliates of the Adviser, would otherwise be engaged to manage or operate the acquired Workout Asset.

In circumstances in which a Workout Asset relates to agency CMBS for which the Fund is the B-Piece Certificate holder, such as B-Piece Certificates in Freddie Mac securitizations or CMBS issued by Ginnie Mae or Fannie Mae, and a loan modification is required, the borrower may be required to pay a related fee for such modification. The borrower’s fee, typically one percent, often is split between the special servicer and the B-Piece Certificate holder in accordance with terms specified in the CMBS certificates. The Adviser expects a Workout Asset involving agency CMBS to be a rare occurrence. However, in such event, the Fund, as the B-Piece Certificate holder, would expect to retain its portion of the workout-related fee paid by the borrower to compensate the Fund for specially serviced loans.

Other Features and Characteristics of the Fund’s Portfolio

●	Maturity and Duration. The senior secured loans and unitranche loans in which the Fund will invest generally have stated terms of five to eight years, and the mezzanine, unsecured or subordinated debt investments that we may make will generally have stated terms of up to ten years, but the expected average life of such securities is generally between three and five years. However, there is no limit on the maturity or duration of any security the Fund may hold in its portfolio. Loans and securities purchased in the secondary market will generally have shorter remaining terms to maturity than newly issued investments.

●	Ratings and Below Investment Grade Securities. The Adviser expects most of the Fund’s debt investments will be unrated. The debt investments may also be rated by a nationally recognized statistical rating organization, and, in such cases, generally will carry a rating below investment grade (rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by S&P Global Ratings). The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are referred to as “high yield” securities and “junk bonds,” have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value.

●	Leverage. In pursuing the Fund’s investment objectives, the Fund will seek to enhance returns through the use of leverage. The Fund primarily intends to enter into financing transactions using reverse repurchase agreements, but it may also enter into credit agreements and other loan transactions with financial institutions such as banks. Under the Investment Company Act, the Fund’s aggregate amount of indebtedness, regardless of the form it takes, is limited to up to 33⅓% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such indebtedness) immediately after entering into any type of financing transaction. Leverage magnifies volatility and will decrease the Fund’s return if the Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. The Fund’s leverage strategy may not work as planned or achieve its goal.
●	Non-Diversified Status. Although the Fund is a “non-diversified” investment company within the meaning of the Investment Company Act, and as such may invest a greater portion of its assets in a more limited number of issuers than a diversified fund, the Fund will seek to achieve diversification by investing across real estate asset classes, property types, positions in the capital stack, and geographic locations. The real estate underlying the Fund’s investments will be located in the United States.

Other Information Regarding Investment Strategies

Defensive Positions; Investments in Cash or Cash Equivalents

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these circumstances, the Fund may not achieve its investment objectives. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the Investment Company Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.

Portfolio Turnover; Tax Implications

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 5% and 35%. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the anticipated holding periods, dividends paid on them may not qualify for advantageous federal tax rates. There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Considerations.”

Investment Process

The Adviser takes a nimble approach to real estate investing by allocating the Fund’s assets among the primary asset classes described above, including commercial real estate-related debt, equity, structured and securitized investments and commercial real estate, with a focus on multifamily properties. The Adviser believes that its market insight, industry relationships and real estate investment experience will enable it to take advantage of relative value opportunities in the real estate industry through all phases of a market cycle.

The Adviser’s investment professionals utilize and evaluate a broad range of data and metrics in evaluating prospective investments, such as: peer rental properties to gauge rental rates achievable in the relevant market; sales figures for the valuation of like kind properties; third party reports, including appraisals, property condition assessments, engineering studies, environmental and soil reports, crime statistics, and demographic studies; financial analyses, including in-depth reviews of property operations, revenues, expenses, capital reserve requirements and debt yield metrics; legal analyses, including assessments of zoning reports, title and survey reviews; and sponsorship qualifications, experience, net worth and liquidity. Specific data sources and inputs evaluated may vary based on the specific asset class and investment type under consideration. For instance, for potential CMBS and other real estate-related structured and securitized investments, the Adviser expects to evaluate loss-adjusted yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows.

The Adviser believes that its investment management professionals generally have unique access to investments that have high barriers to entry and the capacity to invest in niche real estate products across the real estate industry. In this regard, the Adviser believes that its access to and experience with investing in Freddie Mac K-Deals, and “B-Piece Certificates” in particular, as further described above, illustrates the firm’s capabilities. Freddie Mac B-Piece Certificates typically are sold by Freddie Mac through an auction process in which a select group of 15-20 potential bidders are invited. As noted above, in order to participate in the exclusive offering of the B-Piece Certificates , a buyer, like the Adviser, must be pre-approved by Freddie Mac as an “Approved Directing Certificateholder” (previously defined as an “Approved DCH”), which requires the following qualifications: extensive experience as an owner and operator of multifamily properties; history of exhibiting relevant experience as a fixed income investor, including, specifically, with subordinated debt; and reputation as a long-term investor.

The Adviser’s status as an Approved DCH for Freddie Mac K-Deals is not an approval or endorsement of the Fund or the Adviser by the U.S. Government, its agencies or instrumentalities or any other person or entity, including U.S. Government-related guarantors, including Fannie Mae and Freddie Mac.

Co-Investments. The Fund does not expect to seek SEC co-investment exemptive relief and therefore, will not be permitted to co-invest with certain entities affiliated with or managed by the Adviser in transactions originated by the Adviser or its affiliates unless it invests in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, as applicable.

Under the Adviser’s allocation of investment opportunities procedures, in the event of demand among the Adviser’s clients, including the Fund, exceeding the available allocation of investment opportunities, the Adviser will determine whether to reduce a client’s access to the investment opportunity based on the Adviser’s allocation policy and procedures then in effect. In such circumstances, the Fund will only be permitted to invest in investment opportunities if all other clients of the Adviser with similar investment mandates have determined that the investment opportunity is not suitable for them and have determined not to express interest in the investment opportunity. Further, the Fund will be unable to participate in certain negotiated transactions with the Adviser and its affiliates, including funds or other investment ventures with similar investment strategies as the Fund.

Potential Investment Structures

The Fund may gain exposure to commercial real estate-related investments and, if relevant, direct real estate investments both directly and indirectly through certain types of potential investment structures, as set forth below. The use of any of the potential investment structures described below is subject at all times to adherence with the Fund’s principal investment strategies and regulatory requirements, including those imposed by the Investment Company Act. The Fund does not currently intend to create or acquire any entities that primarily engage in investment activities in securities or other assets and that are “primarily controlled” by the Fund, other than Wholly Owned Entities, as defined below.

●	Wholly owned subsidiaries of the Fund (“Wholly-Owned Entities”). The Fund may invest in commercial real estate-related investments and, if relevant, direct real estate investments, through one or more Wholly Owned Entities. Direct real estate investments owned through Wholly Owned Entities may include fee simple (i.e., an absolute title to the underlying real estate free of any other claims), leasehold ownership, or a partnership interest in the underlying real estate. The Fund may also utilize Wholly-Owned Entities as investment vehicles for certain preferred equity investments. Using a Wholly-Owned Entity to acquire preferred equity interests in issuers, directly or through pass-through intermediaries, enables the Fund to negotiate customized deal structures with the preferred equity issuers or sponsors. Additionally, use of a Wholly-Owned Entity may enable the Fund to limit its exposure to certain liabilities attributable specifically to such preferred equity investments that it might otherwise be exposed to by direct investment. Nonetheless, unlike investments through Co-Investment Entities or Joint Venture Entities (both as defined below), the Fund will maintain complete ownership of any underlying investment held by a Wholly Owned Entity and as a result, the Fund will bear all risks associated with such underlying investment. The Fund will, however, have greater flexibility as to disposition or restructuring of a commercial real estate-related investment or the renovation, redevelopment, repositioning, or disposition of an underlying direct real estate investment held by the Wholly Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying investment. Further, investments in real estate made through a Wholly Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.
●	Entities in which the Fund co-invests alongside unaffiliated third-party investors (“Co-Investment Entities”). Instead of acquiring full ownership of direct real estate investments or commercial real estate-related debt investments through a Wholly Owned Entity, the Fund may acquire partial interests through entities in which the Fund co-invests with unaffiliated third parties. The Fund’s ownership percentage in a Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the total commitment amount for any underlying investment or purchase price (including financing, if applicable) and the acquisition, construction, development, or renovation expenses, if any, of an underlying direct real estate investments, as applicable, owned by the Co-Investment Entity. Certain unaffiliated third parties may also invest in the Co-Investment Entity on terms that may vary from those of the Fund. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

●	Entities in which the Fund co-invests solely alongside unaffiliated third parties and over which the Fund exerts some control (“Joint Venture Entities”). The Fund may enter into Joint Ventures Entities with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, real estate developers, owners, or other non-affiliated third parties for the purpose of owning or operating direct real estate investments or commercial real estate-related debt investments through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding any underlying investment held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity. See “Risk Factors — Risks Related to Direct Investments in Real Estate — Partial Ownership Interests” and “— Reliance on Third- Party Managers or Joint Venture Partners.” Joint Venture Entities entered into by the Fund would only include arrangements in which the Fund does not primarily control the Joint Venture Entity. In these Joint Venture Entities, the Fund would generally share control with the third-party partner (for example, the Fund may have approval rights over some or all of the Joint Venture Entity’s activities, and in limited circumstances that do not amount to primary control of the Joint Venture Entity, may have the ability to require that the Joint Venture Entity take specific actions), even though the Fund may hold a majority of the economic interests of a Joint Venture Entity. Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third-party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

When considering entering into a joint venture, the Adviser and the Fund’s management will consider all facts they believe are relevant including, but not limited to, the nature and attributes of the other members of a potential Joint Venture Entity, the proposed structure of a Joint Venture Entity, the nature of the operations, liabilities and assets a Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other members of a Joint Venture Entity.

The Fund may originate, acquire, hold, finance or otherwise invest in commercial real estate-related loans and other debt investments directly or through one or more investment structures described above, including Wholly-Owned Entities, Co-Investment Entities and Joint Venture Entities. Such entities may be established to own individual loans, portfolios of loans or other real estate-related assets and may enter into financing arrangements relating to such assets. The use of such structures may facilitate financing, investment structuring, risk management, liability management and other business or investment objectives.

If and to the extent the Fund establishes a subsidiary, the Fund intends to operate such subsidiary in a manner designed to facilitate compliance with applicable requirements of the Investment Company Act of 1940. The treatment of the subsidiary's investments, obligations and financing arrangements for purposes of the Investment Company Act will depend on the facts and circumstances of the applicable structure and applicable law. In addition, if the Fund establishes a subsidiary that has an investment adviser, such investment adviser will comply with the provisions of the Investment Company Act relating to investment advisory contracts as if it were an investment adviser to the Fund, and such subsidiary will comply with the affiliated transaction and custody provisions of the Investment Company Act, as applicable.

INVESTMENT OBJECTIVES AND POLICIES

The Fund’s investment objectives and principal investment strategies, as well as the principal investment risks associated with the Fund’s investment strategies, are set forth in the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about other investment strategies that the Fund may utilize and related risks that may apply to the Fund, even though they are not considered to be “principal” investment strategies or risks of the Fund. Accordingly, an investment strategy and related risk that is described below, but which is not described in the Prospectus, should not be considered to be a principal investment strategy or principal risk.

Investment Objectives

The Fund’s primary investment objectives are to seek to maximize current income and preserve investor capital, with a secondary focus on long-term capital appreciation. There can be no assurance the Fund will meet its investment objectives. The Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change to the Fund’s investment objectives.

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (the Shares hares), are listed below. For the purposes of this SAI, “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of Shareholders, duly called, (a) of 67% or more of the Shares present at such meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy; or (b) of more than 50% of the outstanding Shares, whichever is less. The Fund may not:

(1)	borrow money, except as permitted by the Investment Company Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations, and Exemptions”). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its Shares.

(2)	issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.

(3)	purchase securities on margin, but may sell securities short and write call options.

(4)	underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the Investment Company Act.

(5)	invest more than 25% of the value of its total assets in the securities of companies or entities engaged in any one industry, or group of industries, except the real estate industry. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. The Fund invests over 25% of its assets in the securities of companies or entities in the real estate industry.

(6)	purchase or sell physical commodities except to the extent permitted by the Investment Company Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

(7)	make loans of money or property to any person except (i) to the extent that securities or interests in which the Fund may invest, or which the Fund may originate, are considered to be loans, (ii) through the loan of portfolio securities, (iii) by engaging in repurchase agreements, or (iv) as may otherwise be permitted by the 1940 Act Laws, Interpretations, and Exemptions.

In addition, the Fund has adopted the following fundamental policies with respect to repurchase offers, which may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities:

(a)	The Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the Investment Company Act, as amended from time to time, subject to any regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such rule.

(b)	The Fund will repurchase Shares that are tendered by a specific date, which will be established by the Board of Trustees of the Fund in accordance with Rule 23c-3 under the Investment Company Act, as amended from time to time, subject to any regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such rule.

(c)	The date on which the NAV per Share applicable to a repurchase offer is calculated will occur no later than fourteen (14) days after the repurchase request deadline (or the next business day if the fourteenth calendar day is not a business day).

Consistent with its election to be treated as a REIT, the Fund may invest in real estate or interests in real estate, securities that are secured by or represent interests in real estate (e.g. mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities, investment funds that invest in real estate through entities that may qualify as REITs, or in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

Non-Fundamental Policies

The following is an additional investment limitation of the Fund and may be changed by the Board without shareholder approval:

In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33⅓% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

In complying with the fundamental restriction regarding investing in physical commodities, the Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Fund will interpret the fundamental restriction and the related non-fundamental restriction to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities- related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument- related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Fund also will interpret the fundamental restriction regarding the purchase and sale of physical commodities and their related non-fundamental restriction to permit the Fund to invest in exchange- traded funds (“ETFs”), registered investment companies and other pooled investment vehicles that invest in physical and/or financial commodities, subject to the limits described in the Prospectus and herein.

80% Investment Policy. The Fund has adopted a policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities. For this purpose, real estate-related companies are those that derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.

The Fund’s 80% policy may be changed by the Board without shareholder approval. Shareholders of the Fund will, however, receive at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

Unless the Fund’s Prospectus or this SAI states that a percentage limitation or fundamental or non-fundamental restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits or investment restrictions if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing apply on an ongoing basis. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund’s policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

Certain Portfolio Securities and Other Operating Policies

As discussed in the Prospectus, the Fund intends to pursue its objectives by investing in a portfolio of commercial multifamily real estate-related investments, including, but not limited to, commercial real estate-related loans and other debt investments, commercial real estate equity securities, other real estate-related structured and securitized investments, and, to a lesser extent, directly in commercial real estate.

No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful. Although the Fund is a “non-diversified” investment company within the meaning of the Investment Company Act, the Adviser believes the Fund will achieve diversification by investing across real estate asset classes, property types, positions in the capital stack and geographic locations. The majority of the underlying real estate of the Fund’s investments is expected to be located within the United States.

The Fund’s investment adviser is Origin Credit Advisers, LLC (“OCA” or the “Adviser”), a Delaware limited liability company, an investment adviser registered with the SEC under the Advisers Act. The Fund’s Administrator is Ultimus Fund Solutions, LLC. The Adviser is responsible for overseeing the management of the Fund’s activities, including investment strategies, investment goals, asset allocation, leverage limitations, and other guidelines in addition to the general monitoring of the Fund’s portfolio, subject to the oversight of the Board. The Adviser has sole discretion to make all investments. The Adviser is responsible for allocating the Fund’s assets among various securities using its investment strategies, subject to policies adopted by the Board. Additional information regarding certain types of securities and financial instruments is set forth below.

Money Market Instruments

The Fund may invest, for defensive or diversification purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Fund or the Adviser deem appropriate under the circumstances. Pending allocation of the proceeds of this offering and thereafter, from time to time, the Fund also may invest in these instruments and other investment vehicles. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Derivatives

Subject to the Fund’s intent to generate real estate-related gross income that qualifies for purposes of the Code provisions applicable to REITs, the Fund may engage in transactions involving options and futures and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk. By using derivatives, the Fund may be permitted to increase or decrease the level of risk, or change the character of the risk, to which the portfolio is exposed.

A small investment in derivatives could have a substantial impact on the Fund’s performance. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant and rapid changes in the prices for derivatives. If the Fund were to invest in derivatives at an inopportune time, or the Adviser evaluates market conditions incorrectly, the Fund’s derivative investment could negatively impact the Fund’s return, or result in a loss. In addition, the Fund could experience a loss if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Leverage

In pursuing the Fund’s investment objectives, the Fund will seek to enhance returns through the use of leverage. The Fund primarily intends to enter into financing transactions using reverse repurchase agreements, but it may also enter into credit agreements and other loan transactions with financial institutions such as banks. Under the Investment Company Act, the Fund’s aggregate amount of indebtedness, regardless of the form it takes, is limited to up to 33⅓% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such indebtedness) immediately after entering into any type of financing transaction.

Non-Diversified Status

Because the Fund is “non-diversified” under the Investment Company Act, it is subject only to certain federal tax asset requirements for REIT qualification.

Risk Factors [Table Text Block]

Risk Factors

Investing in the Fund involves risks, including the risk that an investor may receive little or no return on their investment or that an investor may lose part or all of such investment. An investment in the Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends or distributions, as applicable. You should consider carefully the following principal risks before investing in the Fund.

General Risks of Investing in the Fund

Fluctuations in Fund NAV

The Fund’s NAV may be significantly affected by numerous factors, including the risks described in this Prospectus, many of which are outside of the Fund’s control. There is no guarantee that the Fund’s NAV will not decrease and it may fluctuate significantly.

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s investment activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the international stage, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objectives. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Closed-End Interval Fund Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Repurchase Offers Risk

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Accordingly, you may not be able to sell your Shares when or in the amount that you desire. Additionally, if a repurchase offer is oversubscribed, Shareholders may be unable to liquidate the full amount of Shares tendered during a particular repurchase offer (see “Quarterly Repurchase Offers”).

The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives.

If proceeds of the Offering are used to meet repurchase obligations, it may constitute a return of capital (see “U.S. Federal Income Tax Considerations” below). Any use of capital to meet repurchase obligations will be distributed after payment of Fund fees and expenses. If the Fund sells investments in order to fund repurchase requests, the repurchase of Shares will be a taxable event for Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. Under certain circumstances, consistent with the requirements of the Fund’s Declaration of Trust and By-Laws and the provisions of the Investment Company Act and the rules thereunder, including Rule 23c-3, the Fund may repurchase or redeem at NAV the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person. Please see “QUARTERLY REPURCHASE OFFERS —Involuntary Repurchases” in this Prospectus and “Repurchases and Transfers of Shares—Involuntary Repurchases” in the SAI for additional information.

Liquidity Risk

To the extent consistent with the applicable liquidity requirements for interval funds, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. The term “illiquid investments” for this purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives. With respect to direct lending, a significant part of the Fund’s competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as an investment company.

Delay in Use of Proceeds Risk

Although the Fund currently intends to invest the proceeds from any sale of Shares offered hereby within three months from receipt thereof, the deployment of proceeds may be delayed if suitable investments are unavailable at the time. Pending investment, the net proceeds of the offering may be invested in permitted temporary investments, which may include short-term U.S. government securities, bank certificates of deposit and other short-term liquid investments. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for the Fund to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. In the event the Adviser is unable to identify suitable investments, such temporary investments may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for an investor’s investment in the Fund to realize its full potential return.

Management Risk and Reliance on Key Personnel

The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that the investment decisions made by the Adviser will produce the desired performance results. Regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments, or may affect the investment techniques available to the Adviser in connection with managing the Fund. In such circumstances, the Fund may purchase other securities or instruments as substitutes, which may not perform as intended and could adversely affect the ability of the Fund to achieve its investment objectives.

In making its investment decisions and conducting due diligence, the Adviser, as applicable, will exercise its professional judgment in evaluating important and complex business, financial, tax, accounting and legal issues and will rely on the third-party resources reasonably available to it. Such resources, may not be sufficient, accurate, complete or reliable, and the Adviser’s due diligence may not reveal or identify all matters that could have a material effect on the value of an investment. Moreover, even if due diligence reveals certain factors that prove to have a material effect on the value of an investment, there is no guarantee that the Adviser will accurately predict at the time of considering an investment that such factors will ultimately prove to have such a material effect.

There can be no assurance that the key personnel at the Adviser will be retained. The ability to retain such personnel or to attract suitable replacements should any such persons leave is dependent on the competitive nature of the employment market. The loss of the services of one or more of the Adviser’s key employees could have an adverse impact on the Fund’s ability to realize its investment objectives.

Limited Operating History

Although the Fund’s Adviser and portfolio manager have experience in the real estate market and have acted as managers of private real estate-focused investment vehicles, including each of the Predecessor Funds, the Fund itself was recently organized and has a limited operating history and the Adviser has not previously managed an investment company registered under the Investment Company Act. Similarly, the Fund has no performance history operating as an interval fund pursuant to Rule 23c-3 that Shareholders could use to evaluate the Fund’s investment performance operating within such a structure. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and the value of investors’ investments could decline substantially or that investors’ investments could become worthless. Moreover, the Investment Company Act and the Code impose numerous constraints on the operations of registered management investment companies and REITs that do not apply to the other types of investment vehicles. As a result, an investment in the Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Multifamily Real Estate Risk

The Fund's investments are concentrated, or are expected to be concentrated, in multifamily residential properties and related debt investments. Adverse developments affecting the multifamily sector, including changes in rental demand, occupancy levels, operating expenses, housing affordability, government regulation, rent-control initiatives, tenant protections, or local market conditions, could disproportionately affect the Fund.

Geographic Concentration Risk

The Fund may concentrate investments in particular geographic regions, metropolitan areas or local markets. As a result, adverse economic, regulatory, demographic, environmental, natural disaster, climate-related, public health or real estate market developments affecting those areas may have a disproportionate impact on the Fund's investments and performance as compared to a more geographically diversified portfolio.

Below Investment Grade (High Yield or Junk) Securities Risk

There is no limit on the Fund’s ability to invest in below investment grade securities. Below investment grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment, both in the short- term and the long-term.

Cybersecurity Risks

The Adviser and the Fund depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, their computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser and the Fund may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the Adviser’s or the Fund’s computer systems and networks, or otherwise cause interruptions or malfunctions in the Adviser’s or the Fund’s operations, which could result in damage to the Adviser’s or the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate said risks.

Concentration Risk

The Fund’s investments in real estate debt are expected to be secured by commercial real estate assets. The Fund’s concentration in the commercial real estate industry may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this industry to a greater extent than if its portfolio also included investments in other industries. While this portfolio concentration may enhance total returns to the Shareholders, if any large position sustains a material loss, the returns to the Fund, and thus to Shareholders, will be lower than if the Fund had invested in a more diversified portfolio.

Further, there is no limit regarding the amount of Fund assets that may be invested in commercial real estate in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of commercial real estate assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. The Fund’s revenue from, and the value of, its commercial real estate assets located in any single concentrated region may be affected disproportionately by a number of factors, including local commercial real estate conditions (such as oversupply of or reduced demand for such properties) and the local economic climate. Business layoffs, downsizing, industry slowdowns, changing demographics, and other factors may adversely impact the local economic climate. A downturn in either the local economy or in general real estate conditions for any market in which the Fund’s investments are concentrated could adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to Shareholders.

Valuation Risks

The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of such projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from an independent third-party service provider.

Within the parameters of the valuation policies adopted by the Valuation Designee and approved by the Board, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations of the Fund’s private commercial real estate-related debt investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s or the Adviser’s control. Valuations of the Fund’s private commercial real estate-related debt investments by an independent third-party service provider are generally conducted annually. In the interim between third-party evaluations, the Adviser’s Valuation Committee shall value each such investment on a monthly basis as set forth in the valuation procedures adopted by Adviser and approved by the Board (see “Determination of Net Asset Value”). It may be difficult for the Valuation Designee to quantify the impact of financial conditions and other factors relevant to the valuation of such and asset, and the information necessary to make a full assessment of the asset’s fair value may not be immediately available, which may require the Valuation Designee to make an assessment of fair value with incomplete information.

The Fund’s Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act. However, Adviser’s participation in the Fund’s valuation process could result in a conflict of interest, since the fee payable to the Adviser is based on the Fund’s average daily net assets. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per share. Real estate valuations do not necessarily represent the price at which assets will sell, since market prices of real estate assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset is actually sold in the market, and the difference between carrying value and the ultimate sales price could be material.

Accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is fully evaluated.

Reverse Repurchase Agreements Risk

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Leverage Limitations under the Investment Company Act

As a closed-end investment company that is registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. The Investment Company Act generally limits the extent to which the Fund is able to use borrowings and “uncovered” transactions that give rise to a form of leverage, including reverse repurchase agreements and any other senior securities representing indebtedness, to 33⅓% of the Fund’s total assets, including assets attributable to such leverage. That is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) will be at least 300% of the senior securities representing indebtedness. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied.

The SEC adopted Rule 18f-4 under the Investment Company Act (“Rule 18f-4”), which provides for the regulation of registered investment companies’ use of derivatives and certain related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with Section 18 of the Investment Company Act, among other requirements. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives (that is, if the fund’s derivatives exposure does not exceed 10 percent of its net assets, as calculated in accordance with Rule 18f-4) may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4.

Currently, the Fund intends to qualify as a “limited derivatives user” under Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund.

As a limited derivatives user, the Fund would not be required to establish a derivatives risk management program or to appoint a derivatives risk manager. The Fund has, however, adopted policies and procedures to manage its aggregate derivatives risk. Additionally, since the Fund intends to qualify as a limited derivatives user, the Fund will treat its holdings of reverse repurchase agreements as senior securities under Section 18 of the Investment Company Act. Accordingly, reverse repurchase agreements will be subject to the 300% asset coverage requirements described above. The Fund will combine the aggregate amount of indebtedness associated with reverse repurchase agreements or similar financing instruments with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio.

To the extent that the Fund directly incurs debt, borrowings or other financing arrangements that constitute senior securities under the Investment Company Act of 1940, such amounts will be included in the Fund's asset coverage calculations and otherwise treated in accordance with Section 18 of the Investment Company Act. The Fund may also invest through Wholly-Owned Entities Co-Investment Entities, Joint Venture Entities, special purpose entities and other investment structures that incur financial obligations, obtain financing or enter into other leverage arrangements. Whether any such obligation or arrangement is treated as a borrowing or senior security of the Fund for purposes of Section 18 will depend on the facts and circumstances of the applicable structure and applicable law. The Fund intends to maintain asset coverage as required by Section 18 with respect to borrowings and other financing arrangements that are treated as senior securities of the Fund under applicable law. Certain investments may also utilize property-level or asset-level financing, including mortgages and similar arrangements, that are non-recourse to the Fund except in limited circumstances.

The Fund will invest through subsidiaries and special purpose vehicles that are not investment companies. The Fund generally does not treat indebtedness incurred by such entities as senior securities of the Fund for purposes of Section 18 of the Investment Company Act where the indebtedness is not consolidated with the Fund under applicable accounting principles and where the debt is non-recourse to the Fund. If the SEC or its staff were to require the Fund to treat such indebtedness as Fund leverage, the Fund could become subject to additional asset coverage requirements and restrictions on its ability to borrow, make distributions, or incur additional leverage.

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund expects to invest in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Furthermore, investments in preferred equity involve a greater risk of loss than conventional debt financing due to a variety of factors, including their non-collateralized nature and subordinated ranking to other general and secured creditors of the entity in which such preferred equity is held. Accordingly, if the issuer defaults on a Fund investment, the Fund would only be able to proceed against such entity in accordance with the terms of the preferred equity, and not against any property owned by such entity. Furthermore, in the event of bankruptcy or foreclosure, the Fund would only be able to recoup its investment after all lenders to, and other creditors of, such entity are paid in full. Moreover, holding equity interests involves certain risks not present in real property loans or direct property ownership. For example, there is the possibility that other preferred equity owners may have economic or business interests or goals which are inconsistent with those of the Fund. Further, the value of securities or other instruments purchased may fluctuate in value in a manner dependent on many criteria not directly related to the risks associated with real property, including the terms and conditions of the preferred equity, the relative seniority of the equity and the general prospects and conditions of the issuer.

Risks Relating to Commercial Real Estate Debt Instruments

Commercial real estate-related debt instruments (e.g., mortgages and mezzanine loans) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

●	tenant mix and tenant bankruptcies;
●	success of tenant businesses;
●	property management decisions, including with respect to capital improvements, particularly in older building structures;
●	property location and condition;
●	competition from other properties offering the same or similar services;
●	changes in laws that increase operating expenses or limit rents that may be charged;
●	any need to address environmental contamination at the property;
●	changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;
●	changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;
●	changes in real estate tax rates and other operating expenses;
●	changes in governmental rules, regulations and fiscal policies, including environmental regulation;
●	seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;
●	decline in demand for real estate from increased use of e-commerce or other technological advances;
●	acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and
●	adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s commercial real estate-related debt investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

Risks Relating to Direct Lending

The Fund will face risks related to its direct lending in real estate-related assets. Direct lending investments typically are high-yield loans to stressed or distressed companies that are asset rich but have limited liquidity, and that need quick access to capital to refinance other debt, prevent a covenant default or exploit an opportunity. These loans, typically include relatively high coupons and generous structuring fees. In order to compensate for the less liquid nature of the instruments and other inherent risks of direct lending, direct financing arrangements often will be collateralized with assets, include restrictive covenants and provide upside equity participation.

The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in the prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.

Although certain loans in which the Fund may invest will be secured by collateral. these debt instruments may be detrimentally affected to the extent that there is insufficient collateral. There can be no assurance that the collateral underlying a debt instrument could be readily liquidated or realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, these debt instruments may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation or other entity affiliated with the borrower. The amount realizable with respect to these debt instruments may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting such debt instruments may fluctuate. As such, there can be no assurance that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal.

In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.

Direct lending loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about these types of loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”) or registered under the Exchange Act. No active trading market may exist for direct lending loans, and some may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its direct lending loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of these loans, the Fund’s yield may be lower. Some direct lending loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of direct lending loans. If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make such loans, the availability for investment by the Fund in direct lending loans may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.

If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of direct lending loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

The Fund may acquire direct lending loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.

In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.

The Fund may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.

Below investment grade instruments (commonly referred to as “high-yield” securities or “junk bonds”) are speculative and may be particularly susceptible to economic downturns, which could cause losses. The Fund’s investments in secured and unsecured, rated or unrated debt securities and instruments are subject to non-payment risk and are speculative in nature.

These debt instruments are also subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk). There can be no guarantee that the Adviser will be successful in making the right direct lending selections and thus fully mitigate the impact of credit risk on the Fund. Furthermore, a debt instrument may be subject to redemption at the option of the issuer. If a debt instrument held by the Fund is called for early redemption, the Fund will be required to permit the issuer to redeem such instrument, which could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Investment Modification Risk

The terms and conditions of loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from a Fund investment could be modified, amended or waived in a manner contrary to the preferences of the Fund if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from an investment will maintain the terms and conditions to which the Fund originally agreed. The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Fund may consent to certain amendments, waivers or modifications to an investment requested by obligors or the lead agents for loan syndication agreements. The Fund may extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. Any amendment, waiver or modification of an investment could adversely impact the Fund’s returns.

CRE CLO and SASB Risk

CRE CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches and market anticipation of defaults. The risks of CRE CLOs will be greater if the Fund invests in CRE CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of a CRE CLO that absorbs losses from the defaults before senior tranches. In addition, CRE CLOs are subject to interest rate risk and credit risk.

If the mortgage portfolios underlying CRE CLOs have been overvalued by the mortgage originators, or if the values subsequently decline and, as a result, less collateral value is available to satisfy interest and principal payments and any other fees in connection with the trust or other conduit arrangement for such securities, the Fund may incur significant losses. In addition, control over a CRE CLO’s related underlying loans will be exercised through a special servicer or collateral manager designated by a “directing certificate holder” or a “controlling class representative,” or otherwise pursuant to the related securitization documents. The Fund may acquire classes of CRE CLOs for which the Fund may not have the right to appoint the directing certificate holder or otherwise direct the special servicing or collateral management. With respect to the management and servicing of the underlying loans, the related special servicer or collateral manager may take actions that could adversely affect the Fund’s interests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CRE CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CRE CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Unlike CRE CLOs, SASBs involve the securitization of a single loan, which is typically collateralized by one, very large property. SASBs carry the same risks as CRE CLOs described herein; provided, these risks can be more concentrated given the loans are usually collateralized by a single property.

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income- producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Risks Relating to Commercial Mortgage-Backed Securities

The Fund expects to invest a portion of its assets in pools or tranches of CMBS, primarily multifamily-related CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that we invest in a subordinate class, we will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment to be less than anticipated.

Risks Related to Agency Commercial Mortgage Backed Securities, including Freddie Mac “K-Deals”

The Fund’s agency mortgaged backed investments will represent various tranches of a securitized investment and therefore carry different investment risks. B-Piece Certificates generally represent the most subordinated 5-10% in principal amount of certificates issued by real estate mortgage investment conduit securitizations of pools of Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FM”) multifamily mortgage loans, commonly known as “K-Deals.” Interest-only strips consist of interest-only tranches of Freddie Mac K-Deal certificates. In connection with the Fund’s investment in K-Deals, the Fund may elect, in its sole discretion, to purchase loans underlying the B-Piece Certificate with respect to a securitization pool to the extent such loans are non-performing, for the sole purpose of restructuring or otherwise working out the loan.

K-Deals are Freddie Mac’s multifamily approach to securitizing mortgage loans backed by multifamily apartment properties nationwide. The K-Deals enable Freddie Mac to help keep rental housing affordable, while attracting private capital to the market and minimizing U.S. taxpayers’ exposure to credit risk. For the securitization, a number of geographically diverse multifamily loans that meet Freddie Mac's stringent underwriting criteria are pooled into a trust that issues multiple tranches of various duration and risk profiles. Senior tranches are guaranteed by Freddie Mac for timely interest and ultimate principal payment, and are generally rated AAA/AA with weighted average life ranging from 7 to 10 years; subordinate tranches are not guaranteed by Freddie Mac, and generally have ratings of A/BBB and weighted average lives close to 10 years.

The subordinated tranche of K-Deals that the Fund may invest in are known as "B-Piece Certificates" and "Interest-Only Certificates." The B-Piece Certificate is the controlling class within the structure but is the most subordinated and unrated tranche of debt. The B-Piece Certificates offer the potential for the highest total return but also bear the most risk in the structure as the investment sits in a first loss position. For certain B-Piece Certificates, investors may receive interest every month until the certificates are paid off and receive principal concurrently with investors in the senior certificates. For other B-Piece Certificates structured as zero-coupon bonds, there is no interest payable until maturity, and investors receive principal only after investors in the senior certificates have been entirely paid off. Interest-Only Certificates reflect the difference between the interest rate on the loan and the coupon rate on each certificate class. For Interest-Only Certificates, investors only receive interest payments and never receive principal. Interest-Only Certificates are unrated.

In order to participate in the exclusive offering of the B-Piece Certificates, a buyer (like the Adviser) must be pre-approved by Freddie Mac as a Directing Certificateholder (“DCH”), which requires extensive qualifications. These include extensive experience in owning and operating multifamily properties, a history of relevant experience as a fixed income investor, history and relevant experience as a subordinated debt investor and a reputation of acting as patient, recurring capital, among other strict qualifications. On top of this, due diligence is extensive.

The Fund also invests in Multifamily Structured Credit Risk Notes (“MSCR Notes”) which are unguaranteed securities designed to transfer to investors a portion of the credit risk associated with eligible multifamily mortgages. MSCR Notes are also considered CMBS. The tranche of MSCR Notes invested in by the Fund include the B-1, M-2 and M-1 tranches. The B-1 tranche is the most subordinated tranche of debt available to investors and bears the second highest risk in the structure as the investment sits in a second loss position. The M-2 tranche bears the third highest risk in the structure as the investment sits in a third loss position. The M-1 tranche bears the fourth highest risk in the structure as the investment sits in a fourth loss position. More information on the structure can be found at https://mf.freddiemac.com/investors/structured-credit-risk.

The Fund’s exit strategy for its investments in real estate securities may depend on the ability to sell these investments on the open market. For example, the B-Piece Certificates purchased by the Fund may be backed by 10 year fixed rate loans with declining schedule/yield maintenance prepayment penalties for repayment prior to the 10 years. Consequently, if the Fund needs to sell these assets in the open market before their expiration, the Fund may not be able to achieve its investment objectives because the Fund may need to sell the assets at an additional discount.

Pursuant to the Fund’s aforementioned investment strategy, it expects to include significant investments in CMBS, whether directly or through investments in products such as B-Piece Certificates, Interest-Only Strips and MSCR Notes. In October 2014, the SEC, the U.S. Federal Reserve, the U.S. Treasury and other governmental authorities jointly adopted rules that generally require the issuer of asset-backed securities to retain not less than 5% of the credit risk of the assets collateralizing the asset-backed securities (the “credit risk retention requirement”) beginning December 24, 2016 for CMBS and other types of securitizations. The credit risk retention requirement generally requires at least one of the sponsors (or any of their majority-owned affiliates) in a securitization to retain a minimum economic interest in the pool for a minimum holding period (generally five years after closing the securitization for CMBS or two years after closing the securitization for other types of securitizations). The credit risk retention requirement can be satisfied by retaining at least a 5% “eligible vertical interest” (i.e., at least a 5% interest in the cash flows of each tranche or class of securities in the issuing entity), at least a 5% “eligible horizontal residual interest” (i.e., a tranche investment equal to at least 5% of the fair value of all tranches or classes of securities in the issuing entity) or a combination of an “eligible vertical interest” and an “eligible horizontal residual interest” that totals at least 5%.

For CMBS transactions in products such as the B-Piece Certificates, the rules allow the credit risk retention requirement to be satisfied by a third-party investor (such as the Fund) if certain conditions are met. The Fund expects that CMBS sponsors will seek to satisfy some or all of their 5% credit risk retention requirement with third-party B-Piece Certificates investors (such as the Fund) buying and holding the B-Piece Certificates. Practices may develop in the securitization markets that require the Fund to invest more capital in individual CMBS transactions and in more senior portions of the capital structure than may be desired. Also, the minimum holding period requirement may require that the Fund hold its B-Piece Certificates for longer periods than desired. Any of the foregoing requirements may materially adversely affect the Fund’s investment strategy and returns.

It is possible that over time, the credit risk retention requirements may affect the commercial real estate markets generally, including by reducing the amount of credit for commercial real estate transactions historically provided by CMBS. A contraction or reduced liquidity in the commercial real estate market could reduce opportunities for a CMBS Issuer to sell defaulted mortgage loans or real estate owned, which in turn could negatively impact the return on the CMBS and reduce the market value or liquidity of such CMBS. Any of these could have a material adverse effect on the Fund.

The Fund may invest in tranches of a CMBS that are subordinate in right of payment and rank junior to other securities issued by the CMBS which represent an ownership in or are secured by the same underlying mortgage loans. Although CMBS generally have the benefit of first ranking security (or other exclusive priority rights) over any collateral of the CMBS (“Collateral”), the timing and manner of the disposition of such Collateral will be controlled by the related servicers, and in certain cases, may be controlled by or subject to consultation rights of holders of more senior classes of securities outstanding or by an operating advisor appointed to protect the interests of such senior classes. There can be no assurance that the proceeds of any sale of Collateral or other realization on Collateral will be adequate to repay the Fund’s investment in full, or at all after the repayment of senior securities in the CMBS.

In addition, for products such as the B-Piece Certificates, the junior tranches generally receive interest distributions only after the interest distributions then due to more senior classes have been paid. As a result, investors in junior tranches of B-Piece Certificates will generally bear the effects of losses and shortfalls on the underlying commercial mortgage loans and unreimbursed expenses of the securitization vehicle before the holders of other classes of CMBS with a higher payment priority, with the concomitant potential for a higher risk of loss for such investments in B-Piece Certificates. In addition, the prioritization of payments of principal to senior classes may cause the repayment of principal of lower tranches of B-Piece Certificates to be delayed and/or reduced. Generally, all principal payments received on the mortgage loans will be first allocated to more senior classes of CMBS, in each case, until their respective principal balances are reduced to zero, before principal is allocated to the junior tranches. Therefore, junior tranche investments in B-Piece Certificates may not receive any principal for a substantial period of time. In addition, generally junior tranches of B-Piece Certificates will be subject to the allocation of “appraisal reductions” which will restrict their ability to receive any advances of interest that might otherwise be made by the related servicer. Generally, a shortfall in payment to investors in junior tranches of B-Piece Certificates will not result in a default being declared or the restructuring or unwinding of the transaction. To the extent that certain junior tranches of B-Piece Certificates represent a small percentage of the CMBS issued in relation to the underlying Collateral, a small loss in the value of such Collateral may result in a substantial loss for the holders of such junior tranche and may impact the performance of the Fund.

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, including second and lower lien loans, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. Second lien loans or debt investments are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans and debt investments are subject to the same general risks inherent to any loan or other debt investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the rights the Fund may have with respect to the collateral securing the loans or other debt investments the Fund makes to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine or Unsecured Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Mezzanine loans or debt investments may also be unsecured. Unsecured loans or debt investments are not secured by collateral. Such debt investments are typically below investment grade and considered speculative because of the credit risk of their issuer or borrower.

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

Risks Relating to Investments in Mortgage Whole Loans

Credit Risk Associated with Investments in Mortgage Whole Loans

The holder of residential and commercial mortgages assumes the risk that the related borrowers may default on their obligations to make full and timely payments of principal and interest. Thus, the commercial mortgages that the Fund expects to acquire in the form of whole loans are subject to individual borrower credit risk. To the extent the Fund acquires residential or commercial first lien mortgages or whole loans, it will be subject to individual credit risk. The Fund’s ability to recover against a borrower will be dependent upon state and local laws and could take an extended period of time and expense, during which period the Fund would not be receiving any payments, thereby negatively impacting its cash flow. Similarly, to the extent a commercial loan is non-recourse, the Fund’s recovery will be limited to the underlying real property which depending on several factors, including the location of such property, could take an extended period of time and expense, thereby negatively impacting its cash flow.

In general, investments in mortgage whole loans carry greater investment risk than agency MBS/CMBS because the former are not guaranteed as to principal or interest by the U.S. Government, any federal agency or any federally chartered corporation. As a result, a mortgage whole loan is directly exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying property, the creditworthiness and financial position of the borrower, and the priority and enforceability of the lien are each of great importance. Whether or not OCA or its affiliates have participated in the negotiation of the terms of any such mortgages, there can be no assurance as to the adequacy of the protection of the terms of the loan, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, claims may be asserted that might interfere with enforcement of the rights of the Fund. In the event of a foreclosure, the Fund may assume direct ownership of the underlying real estate. The liquidation proceeds upon sale of such real estate may not be sufficient to recover the Fund’s cost basis in the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Higher-than-expected rates of default and/or higher-than-expected loss severities on these investments could adversely affect the value of those assets. Accordingly, default in the payment of principal and/or interest on the Fund’s residential and commercial whole loans would likely result in the Fund incurring losses of income from, and/or losses in market value relating to, these assets, which could materially adversely affect the Fund’s performance.

Holders of residential and commercial whole loans are subject to the risk that the related borrowers may default or have defaulted on their obligations to make full and timely payments of principal and interest. A number of factors impact a borrower’s ability to repay, including, among other things, changes in employment status, changes in interest rates or the availability of credit, and changes in real estate values. In addition to the credit risk associated with these assets, residential and commercial whole loans are less liquid than certain of the Fund’s other credit-sensitive assets, which may make them more difficult to dispose of if the need or desire arises. If actual results are different from the Fund’s assumptions in determining the prices paid to acquire such loans, particularly if the market value of the underlying properties decreases significantly subsequent to purchase, we may incur significant losses, which could materially adversely affect the Fund’s performance.

Servicing-Related Risks of Mortgage Whole Loans

The Fund expects to rely on third-party servicers to service and manage the mortgages underlying the Fund’s loan portfolio. The ultimate returns generated by these investments may depend on the quality of the servicer. If a servicer is not vigilant in seeing that borrowers make their required monthly payments, borrowers may be less likely to make these payments, resulting in a higher frequency of default. If a servicer takes longer to liquidate non-performing mortgages, the Fund’s losses related to those loans may be higher than originally anticipated. Any failure by servicers to service these mortgages and/or to competently manage and dispose of real estate-owned (“REO”) properties—i.e., lender-owned properties that are not sold at a foreclosure auction—could negatively impact the value of these investments and the Fund’s performance. In addition, while we may contract with third-party servicers to carry out the actual servicing of the loans (including direct interface with borrowers), for loans that we purchase together with the related servicing rights, we are nevertheless ultimately responsible, vis-à-vis the borrowers and state and federal regulators, for ensuring that the loans are serviced in accordance with the terms of the related notes and mortgages and applicable law and regulation. Such exposure could be significant even though we might have contractual claims against the Fund’s servicers for any failure to service the loans to the required standard.

The foreclosure process, especially in judicial foreclosure states such as New York, Florida and New Jersey, can be lengthy and expensive, and the delays and costs involved in completing a foreclosure, and then subsequently liquidating the REO property through sale, may materially increase any related loss. In addition, at such time as title is taken to a foreclosed property, it may require more extensive rehabilitation than we estimated at acquisition. Thus, a material amount of foreclosed mortgage loans, particularly in the states mentioned above, could result in significant losses in the Fund’s whole loan portfolio and could materially adversely affect the Fund’s performance.

Risks Relating to Interest Rates

Changes in interest rates may adversely affect the Fund’s investments. Changes in the level of interest rates can affect the Fund’s income by affecting the spread between the income on its assets and the expense of its interest-bearing liabilities, as well as the value of the Fund’s interest-earning assets and its ability to realize gains from the sale of assets. Interest rates are highly sensitive to factors such as governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund. The Fund may finance its activities with both fixed and variable rate debt. With respect to variable rate debt, the Fund’s performance may be affected adversely if it does not or is unable to limit the effects of changes in interest rates on its operations by employing an effective hedging strategy, including engaging in interest rate swaps, caps, floors or other interest rate contracts, or buying and selling interest rate futures or options on such futures. Should the Fund so elect (and it will be under no obligation to do so), the use of hedging instruments to hedge a portfolio carries certain risks, including the risk that losses on a hedge position will reduce the Fund’s earnings and funds available for distribution to the Shareholders and that such losses may exceed the amount invested in such instruments. There is no perfect hedge for any investment, and a hedge may not perform its intended purpose of offsetting losses on an investment and, in certain circumstances, could increase such losses. The Fund may also be exposed to the risk that the counterparties with which it trades may cease making markets and quoting prices in such instruments, which may render the Fund unable to enter into an offsetting transaction with respect to an open position, or the risk that a counterparty may default on its obligations.

Credit Ratings Risk

Credit ratings on debt securities represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, they may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. In addition, many of the Fund’s investments are not expected to be assigned public ratings by the rating agencies.

Prepayment Risk

Senior mortgage loans, junior notes, mezzanine loans and certain CMBS loans may be subject to prepayment, which is affected by a number of factors. If prevailing rates for similar loans fall below the interest rates on such loans, prepayment rates would generally be expected to increase, reducing the yield to maturity and average life of the investment. If the Fund reinvests the proceeds of such prepayments, it will likely do so at a lower rate of interest. Conversely, if prevailing rates for similar loans rise above the interest rates on such loans, prepayment rates would generally be expected to decrease, creating maturity extension risk, and potentially increasing the Fund’s volatility.

Counterparty Risk

Certain of the Fund’s investments will transpire in private markets. Differing market standards for counterparty credit evaluation may expose the Fund to the risk that a counterparty will not complete or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (irrespective of whether bona fide), counterparty default, or inability to perform, causing the Fund to suffer a loss. Such “counterparty” risk is accentuated for contracts with longer maturities or where the Adviser has concentrated the Fund’s transactions with a particular counterparty or group of counterparties.

Limitations on Remedies Risk

Although the Fund will have certain contractual remedies upon the default by borrowers under certain investments, such as foreclosing in the underlying real estate or collecting rents generated therefrom or acquiring equity interests in the borrower or property owning entity, certain legal requirements may limit the ability of the Fund to effectively exercise such remedies. Furthermore, the right of a mortgage lender to convert its loan position into an equity interest may be limited by certain common law or statutory prohibitions, which may operate to prevent a lender from exercising conversion rights from debt to equity interests. In this connection, the laws with respect to the rights of creditors and other investors in certain jurisdictions in which the Fund may invest may not be comprehensive or well developed, and the procedures for the judicial or other enforcement of such rights may be of limited effectiveness.

Consumer Protection Laws

The loans underlying certain of the Fund’s investments and/or the originators of such loans may be subject to special rules, disclosure and licensing requirements and other provisions of federal and state consumer protection laws, including, among others, the federal Truth-in-Lending Act, Regulation Z, the Real Estate Settlement Procedures Act, the Equal Credit Opportunity Act, the Fair Credit Billing Act, the Fair Credit Reporting Act and related statutes. Failure to comply with these federal or state consumer protection laws and related statutes could subject lenders to specific statutory liabilities. In some cases, this liability may affect the subsequent assignees of such obligations, including the issuer of such securities. In particular, a lender’s failure to comply with the federal Truth-in-Lending Act could subject such lender and its assignees to monetary penalties and could result in rescission. Numerous class action lawsuits have been filed in multiple states alleging violations of these statutes and seeking damages, rescission and other remedies. These suits have named the originators and current and former holders. If any issuer of a loan held by the Fund were to be named as a defendant in a class action lawsuit, the costs of defending or settling such lawsuit or a judgment could reduce the amount available for distribution on issuer’s securities and could negatively impact the returns to the Fund.

General Risks of Direct Investments in Real Estate

As addressed elsewhere herein, the Fund, in the ordinary course, does not expect or intend to invest directly in commercial real estate as part of its investment program. However, in certain limited circumstances, such as in the event that property securing an existing investment becomes impaired (i.e., a Workout Asset), a borrower defaults on a loan secured by real estate, casualty damages exceed insurance policy limits or an insurance company fails or is unable to pay a claim that, in each case, bears on the value of the underlying collateral, the pursuit and/or enforcement of the rights and remedies available to the Fund may result in direct ownership of commercial real estate. In such limited circumstances, the Fund would expect to engage an unaffiliated third-party, at prevailing market rates, to manage and operate the property. Moreover, if the Fund acquires any real property serving as collateral for a loan by foreclosure or otherwise, the Fund generally will seek to sell or otherwise dispose of such property as soon as practicable and would not seek to retain direct real estate holdings in the ordinary course. Nonetheless, if the Fund acquires any real property serving as collateral for a loan by foreclosure or otherwise, the Fund will be exposed directly to the general risks of owning and operating real estate. As noted, the Fund generally will seek to sell or otherwise dispose of property acquired by foreclosure or otherwise as soon as practicable, but once it acquires the property, it may face the same market conditions and operational challenges that faced the defaulting borrower. Consequently, no assurance can be given that there will be a ready market for the sale of any real property acquired by the Fund pursuant to a foreclosure. Once sold, such collateral may prove insufficient to fully secure the defaulted loan, resulting in a loss of funds by the Fund.

Additionally, the Fund may be subject laws and regulations that limit its ability to foreclose and enforce other remedies. Loans made by the Fund will be designed so that in the event of a borrower’s default, the Fund will have the right of foreclosure and other remedies to protect its investment in the loan. However, federal and state laws may restrict the Fund’s ability to enforce such remedies. Such restrictions may include limits on: (i) a lender’s right to accelerate a loan upon a borrower’s default; (ii) the timing and process of foreclosure, notwithstanding what the agreements covering the collateral may say; (iii) a lender’s ability to recover the deficiency when the collateral is insufficient to fully repay the loan obligations; (iv) the imposition of default fees, default interest rates, and prepayment penalties. Such restrictions would impair the Fund’s ability to protect its collateral (and thus the value of its investment) and generate sufficient income to achieve its financial objectives.

In addition to legal restrictions, there is a risk that courts enforcing a foreclosure or other remedy will take into account general equitable principles that have the effect of relieving borrowers from the legal effects of default under their loans. The application of such equitable principles may impair the Fund’s ability to enforce legal remedies and to realize the value of the collateral securing its loans.

As to investments in real estate generally, the yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

Insufficient Cash Flow

Certain significant expenditures associated with an investment in real estate (such as mortgage payments, real estate taxes and maintenance costs) generally do not decline when circumstances cause a reduction in income from the property. In the event that the Fund does not have sufficient cash available to it through its operations to continue operating its business as usual, the Fund may need to find alternative ways to increase its liquidity. Such alternatives may include, without limitation: divesting itself of properties, whether or not they otherwise meet the Fund’s strategic objectives to keep in the long-term, at less than optimal terms; incurring debt; entering into leases with its tenants at lower rental rates or less than optimal terms; or entering into lease renewals with its existing tenants without an increase in, and with possibly lower, rental rates. There can be no assurance, however, that such alternative ways to increase the Fund’s liquidity will be available to the Fund. Additionally, taking such measures to increase the Fund’s liquidity will adversely affect its business, results of operations and financial condition.

Inflation/Deflation Risk

Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Dependence on Tenants; Financial Condition of Tenants

The Fund’s revenues from direct investments in real estate, if any, will depend, at least in part, on the creditworthiness of tenants and would be adversely affected by the loss of or default by significant lessees. Much of the tenant base is expected to consist of non-rated and non-investment grade tenants. In addition, certain properties may be occupied by a single tenant, and as a result, the success of those properties depends on the financial stability of that tenant. Lease payment defaults by tenants could cause the Fund to reduce the amount of distributions to the Shareholders and could force the Fund to find an alternative source of funding to pay any mortgage loan interest or principal, taxes, or other obligations relating to the property. In the event of a tenant default, the Fund may also experience delays in enforcing the Fund’s rights as landlord and may incur substantial costs in protecting its investment and re-leasing the property. If a lease is terminated, the value of the property may be immediately and negatively affected, and the Fund may be unable to lease the property for the rent previously received or at all or sell the property without incurring a loss.

A tenant of one or more of the Fund’s properties or subsequently acquired properties may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease and thereby cause a reduction in the distributable cash flow of the Fund. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if any tenants file, that they will affirm their leases and continue to make rental payments in a timely manner. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s cash flow may be adversely affected

Partial Ownership Interests

The Fund may hold properties indirectly by holding investments in Joint Venture Entities or Co-Investment Entities. Joint Venture Entities entered into by the Fund would include arrangements in which the Fund does not primarily control the joint venture. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that: (i) the co-venturer or partner may have control or governance rights over some or all aspects of an investment that are greater than those of the Fund; (ii) the Fund and a co- venturer or partner may reach an impasse on a major decision that requires the approval of both parties; (iii) a co-venturer or partner may at any time have economic or business interests or goals that are inconsistent with those of the Fund (including those that may be inconsistent with the qualification as a REIT of an entity through which the Fund invests); (iv) a co-venturer or partner may encounter liquidity or insolvency issues or may become bankrupt; (v) a co-venturer or partner may be in a position to take action contrary to the Fund’s investment objectives; (vi) a co-venturer or partner may take actions that subject the investment to liabilities in excess of, or other than, those contemplated; or (vii) in certain circumstances, the Fund may be liable for actions of its co-venturers or partners, each of which may subject the Fund’s investments to liabilities in excess of or other than those contemplated by the Adviser. In addition, the Fund may rely upon the abilities and management expertise of a co-venturer or partner.

In connection with entering into joint venture agreements, the Fund expects to be subject to various restrictions with respect to the sale of its interests. Joint venture agreements typically include provisions setting forth rules and restrictions regarding buy-sell procedures, forced sale procedures and other liquidity transactions. It may also be more difficult for the Fund to sell its interest in any joint venture, partnership or entity with other owners than to sell its interest in other types of investments as a result of these restrictions. Moreover, the Fund may not have the liquidity to execute on a sale in connection with the exercise by a joint venture partner of its buy-sell right and, as a result, the Fund may be forced to sell to the joint venture partner on disadvantageous terms.

In addition, the Fund may grant co-venturers or partners joint approval rights with respect to major decisions concerning the management, financing and disposition of investments, which would increase the risk of deadlocks. A deadlock could delay the execution of the business plan for an applicable investment or require the Fund to engage in a buy-sell of the venture with a co-venturer or partner or conduct the forced sale of the applicable investment. Moreover, as noted above, Joint Venture Entities entered into by the Fund would include arrangements in which the Fund does not primarily control the joint venture. In these joint ventures, the Fund would generally share control with the third-party partner (for example the Fund may have approval rights over some or all of the Joint Venture Entity’s activities, and in limited circumstances that do not amount to primary control of the Joint Venture Entity, may have the ability to require that the Joint Venture Entity take specific actions), even though the Fund may hold a majority of the economic interests of a Joint Venture Entity. The foregoing circumstances limiting the Fund’s ability to exercise control over the Joint Venture Entity introduces various risks, including those describe above, and, as a result thereof, the Fund may be unable to fully realize its target return on any such investment.

Reliance on Third-Party Managers or Joint Venture Partners

Although the Adviser will monitor the performance of each of the Fund’s direct real estate investments, if any, the Adviser may engage third-party managers or joint venture partners to operate certain investments on a day-to-day basis. Any parties engaged to provide property management for any of the Fund’s Workout Assets will be unaffiliated third-parties, engaged at prevailing market rates. There can be no assurance that such managers or joint venture partners will be able to operate the real estate investments successfully.

Litigation

The Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for extended periods of time. Any litigation may require the time, attention and resources of the Adviser and/or the Fund. The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Insurance Risk

Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Environmental Risk

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.

The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.

Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Risks Relating to Public Health Threats

An outbreak of disease or similar public health threat, or fear of such an event, could have a material adverse impact on the Fund’s business, financial condition and operating results. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments. The duration of any outbreak and its effects cannot be predicted with certainty.

Availability of Financing

The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Maturity Risk

The Fund’s general financing strategy is focused on the use of “match-funded” structures. This means that the Fund will seek to align the maturities of its liabilities with the maturities on its assets in order to manage the risks of being forced to refinance its liabilities prior to the maturities of its assets. In addition, the Fund plans to match interest rates on its assets with like-kind borrowings, so fixed-rate investments are financed with fixed- rate borrowings and floating-rate assets are financed with floating-rate borrowings, directly or indirectly through the use of interest rate swaps, caps and other financial instruments or through a combination of these strategies. The Fund may fail to appropriately employ match-funded structures on favorable terms, or at all. The Fund may also determine not to pursue a fully match-funded strategy with respect to a portion of its financings for a variety of reasons. If the Fund fails to appropriately employ match-funded strategies or determines not to pursue such a strategy, its exposure to interest rate volatility and exposure to matching liabilities prior to the maturity of the corresponding asset may increase substantially which could harm the Fund’s operating results, liquidity and financial condition.

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect the performance of real estate-related debt investments and publicly traded commercial real estate securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain publicly traded commercial real estate securities, acquire certain real estate-related debt investments at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond its control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the publicly traded CRE securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s portfolio of publicly traded CRE securities and the Fund’s financial position and operations as a change in interest rates generally.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability. Under normal market conditions, the Fund does not intend to hedge the Fund’s exposure to interest rate risk, which may cause the Fund to incur losses that would not have been incurred had such risk been hedged.

Short-Term Borrowing Risk

The Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through reverse repurchase arrangements, credit facilities and other types of borrowings may be recourse to the Fund and may put the Fund’s assets and financial condition at risk. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

Restrictive Covenant Risks

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the Shareholders or that prohibit it from discontinuing insurance coverage. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Investment Structure and Entity Risk

The Fund may invest directly or indirectly through Wholly-Owned Entities, Co-Investment Entities, Joint Venture Entities, special purpose entities and other investment structures. The use of such entities and structures may involve additional legal, operational, financing, tax, regulatory, governance and counterparty risks. The Fund may not have sole decision-making authority over investments held through certain structures and may be subject to restrictions on transfer, financing, restructuring, disposition or other actions affecting the underlying investment. In addition, the Fund's rights with respect to investments held through such entities may be structurally subordinate to the obligations of the applicable entity, and adverse developments affecting an investment vehicle, its financing arrangements, or its counterparties could adversely affect the value, liquidity or performance of the Fund's investment.

Note-on-Note Financing Risk

The Fund may have an interest in certain bankruptcy-remote special purpose entities that own, hold or finance specific loan assets and may incur financing obligations secured by such assets. These financing arrangements are incurred by the special purpose entity and not by the Fund. In certain cases, the Fund may provide a limited guaranty or other credit support in connection with such financing arrangements. Such guaranties are generally intended to function as non-recourse carveout guaranties and may provide for liability only upon the occurrence of specified events, such as fraud, misappropriation, unauthorized transfers, certain bankruptcy-related actions, violations of separateness covenants, or other negotiated recourse events. Upon the occurrence of specified recourse or springing recourse events, the Fund could become directly liable under a guaranty for amounts associated with the applicable financing arrangement.

Risks of Failure to Qualify as a REIT

The Fund intends to continue to qualify and elect to be treated as a REIT under the Code. However, qualification as a REIT involves the application of complex Code provisions. For some of these provisions, only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, the Fund could fail to satisfy various requirements for maintaining its qualification for taxation as a REIT. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for the Fund to qualify as a REIT. If the Fund fails to qualify as a REIT in any tax year, and was not entitled to relief under applicable statutory provisions, then:

●	it would be taxed as a regular domestic corporation, which under current law, among other things, means being unable to deduct dividends paid to Shareholders in computing its taxable income and being subject to U.S. federal and applicable state and local income tax on its taxable income at regular corporate income tax rates;
●	any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s book value and cash available for distribution to Shareholders; and
●	it generally would not be eligible to re-elect to be taxed as a REIT for the subsequent four taxable years.

Legislative or regulatory action could adversely affect the returns to Shareholders

In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of the U.S. federal income tax laws applicable to investments similar to an investment in the Shares. Changes to the U.S. tax laws are likely to continue to occur, and the Fund cannot assure Shareholders that any such changes will not adversely affect their taxation, their investment in the shares or the market value or the resale potential of the Fund’s assets. Shareholders are urged to consult with their own tax advisor with respect to the impact of recent legislation on their investment in the shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the shares.

Potential Borrowings to Maintain REIT Status

To qualify as a REIT, the Fund must distribute annually to its Shareholders dividends equal to at least 90% of its net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income, each year, including any undistributed net capital gains. Additionally, the Fund will be subject to a 4% nondeductible excise tax on any amount by which distributions paid (or deemed paid) by it in any calendar year are less than the sum of 85% of its ordinary income, 95% of its capital gain net income and 100% of its undistributed income from previous years. Certain payments the Fund makes to its Shareholders under its share repurchase plan may not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve its REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These actions could increase the Fund’s costs or reduce its net assets.

Compliance with REIT Requirements

To qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of its income, the nature and diversification of its assets, the ownership of its stock and the amounts it distributes to its Shareholders. Compliance with the REIT requirements may impair the Fund’s ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.

In addition, to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of its investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities of any one issuer or more than 10% of the value of the outstanding securities (other than securities that qualify for the straight debt safe harbor) of any one issuer unless the Fund and such issuer jointly elect for such issuer to be treated as a taxable REIT subsidiary under the Code (“TRS”). Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of our assets may be represented by securities of one or more TRS for taxable years ending on or before December 31, 2025 (and no more than 25% of the value of our assets may be represented by securities of one or more TRS for taxable years beginning after December 31, 2025), and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of a portion of its assets within 30 days after the end of such calendar quarter (or within 6 months if certain requirements are met) or qualify for certain statutory relief provisions, in order to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from its portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to its Shareholders.

Ownership Limitations

For the Fund to qualify as a REIT under the Code, not more than 50% of the value of its outstanding shares may be owned directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year after the first year for which it elects to qualify as a REIT. The Declaration of Trust contains certain transfer and ownership limitations intended to assist the Fund in continuing to satisfy the share ownership requirements that apply to REITs. However, the rules that apply to determine ownership of a REIT are complex. If the Fund were to fail to satisfy a share ownership requirement and was unable to avail itself of any applicable relief provisions, it would fail to qualify for taxation as a REIT.

Tax Liability Risks

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Shareholders on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes (or is deemed to distribute) to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a TRS. Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

Potential Restrictions on the Deduction of the Fund’s Interest Expense

Rules enacted as part of the Tax Act may limit the Fund’s ability (and the ability of entities that are not treated as disregarded entities for U.S. federal income tax purposes and in which the Fund holds an interest) to deduct interest expense. The deduction for business interest expense may be limited to the amount of a taxpayer’s business interest income plus 30% of the taxpayer’s “adjusted taxable income” unless the taxpayer’s gross receipts do not exceed $25 million per year during the applicable testing period or the taxpayer qualifies to elect and elects to be treated as an “electing real property trade or business.” For taxable years beginning after December 31, 2021 and on or before December 31, 2025, a taxpayer’s adjusted taxable income will generally equal its taxable income, adjusted to and add back items of non-business income and expense, business interest income and business interest expense, net operating losses, any deductions for “qualified business income.” However, for taxable years beginning after December 31, 2025, a taxpayer will also be allowed to add back additional items of depreciation and amortization when determining adjusted taxable income. A taxpayer that is exempt from the interest expense limitations as an electing real property trade or business is ineligible for certain expensing benefits and is subject to less favorable depreciation rules for real property. To the extent that the Fund’s interest expense is not deductible, its taxable income will be increased, as will its REIT distribution requirements and the amounts the Fund needs to distribute to avoid incurring income and excise taxes.

Potential Revocation of REIT Election

The Declaration of Trust authorizes its board of trustees to revoke or otherwise terminate its REIT election, without the approval of the Fund’s Shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in the Fund’s best interests to qualify as a REIT. The board of trustees has fiduciary duties to the Fund and its Shareholders and could only cause such changes in the Fund’s tax treatment if it determines in good faith that such changes are in the Fund’s best interests and in the best interests of the Shareholders. In this event, the Fund would become subject to U.S. federal income tax on its taxable income, and the Fund would no longer be required to distribute most of its net income to its Shareholders, which may cause a reduction in the total return to its Shareholders.

Risk of Current Tax Liability on Reinvested Dividends

If a Shareholder participates in the Fund’s DRIP, the Shareholder will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s Shares to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless the Shareholder is a tax-exempt entity, the Shareholder may be forced to use funds from other sources to pay its tax liability on the reinvested dividends.

Taxation of Ordinary Dividends

Currently, the maximum tax rate applicable to qualified dividend income payable to certain non- corporate U.S. shareholders, including individuals, is currently 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rates. REIT dividends that are not designated as qualified dividend income or capital gain dividends are taxable as ordinary income (“ordinary income dividends”). Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividend income could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends. However, for taxable years beginning after December 31, 2017, non-corporate U.S. taxpayers may be entitled to claim a deduction in determining their taxable income of up to 20% of qualified REIT ordinary income dividends. Potential investors are urged to consult with their tax advisors regarding the effect of this change on their effective tax rate with respect to REIT dividends.

Qualification of Mezzanine Loans

The Fund may acquire mezzanine loans for which the IRS has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Risks Associated with Taxable REIT Subsidiaries

The Fund may conduct certain activities or invest in assets through one or more TRSs. A TRS is a corporation other than a REIT in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. A domestic TRS is subject to U.S. federal income tax as a C corporation.

No more than 20% of the value of a REIT’s total assets may consist of stock or securities of one or more TRSs for taxable years ending on or before December 31, 2025 (and no more than 25% of the value of a REIT’s total assets may consist of stock or securities of one or more TRSs for taxable years beginning after December 31, 2025). This requirement limits the extent to which the Fund can conduct its activities through TRSs. The values of some of its assets, including assets that the Fund holds through TRSs, may not be subject to precise determination, and values are subject to change in the future. In addition, as a REIT, the Fund must pay a 100% excise tax on IRS adjustments to certain payments that it makes or receives if the economic arrangements between the Fund and any of its TRSs are not conducted on an arm’s-length basis. The Fund intends to structure transactions with any TRS on terms that it believes are arm’s length to avoid incurring the 100% excise tax described above. However, the IRS may successfully assert that the economic arrangements of any of the Fund’s intercompany transactions are not comparable to similar arrangements between unrelated parties.

Hedging

Although the Fund does not intend to hedge its interest rate risk, Shareholders should be aware that the REIT provisions of the Code may limit the Fund’s ability to hedge its assets and operations. Under these provisions, any income that the Fund generates from hedging transactions will be excluded from gross income for purposes of the 75% and 95% REIT gross income tests if: (i) the instrument (A) hedges interest rate risk or foreign currency exposure on liabilities used to carry or acquire real estate assets, (B) hedges risk of currency fluctuations with respect to any item of income or gain that would be qualifying income under the 75% or 95% gross income tests or (C) hedges a position entered into pursuant to clause (A) or (B) after the extinguishment of such liability or disposition of the asset producing such income; and (ii) such instrument is properly identified under applicable Treasury Regulations. Income from hedging transactions that does not meet these requirements will generally constitute non-qualifying income for purposes of both the 75% and 95% gross income tests. As a result of these rules, the Fund may have to limit its use of hedging techniques that might otherwise be advantageous or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because its TRS would be subject to tax on gains or expose it to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in a TRS will generally not provide any tax benefit, except for being carried forward against future taxable income of the TRS.

“Taxable Mortgage Pool” Rules and Securitizations

Securitizations could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. As a REIT, so long as the Fund owns 100% of the equity interests in a taxable mortgage pool, it generally would not be adversely affected by the characterization of the securitization as a taxable mortgage pool. Certain categories of shareholders, however, such as foreign shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool.

Investments in Construction Loans

The Fund may invest in construction loans, the interest from which will be qualifying income for purposes of the REIT gross income tests, provided that the loan value of the real property securing the construction loan is equal to or greater than the highest outstanding principal amount of the construction loan during any taxable year. For purposes of construction loans, the loan value of the real property is the fair value of the land plus the reasonably estimated cost of the improvements or developments (other than personal property) that secure the loan and that are to be constructed from the proceeds of the loan. There can be no assurance that the IRS would not challenge the Fund’s estimate of the loan value of the real property.

Prohibited Transaction Tax

The Fund’s ability to dispose of property is restricted as a result of the Fund’s REIT status. The Fund will be subject to a 100% tax on any gain realized on the sale or other disposition of any property (other than foreclosure property) that it owns, directly or through a subsidiary entity (other than a TRS), that is deemed to be inventory or property held primarily for sale to customers in the ordinary course of trade or business unless a safe harbor applies. Whether property is inventory or otherwise held primarily for sale to customers in the ordinary course of a trade or business depends on the particular facts and circumstances surrounding each property. The Fund intends to avoid the 100% prohibited transaction tax by (1) conducting activities that may otherwise be considered prohibited transactions through a TRS, (2) conducting its operations in such a manner so that no sale or other disposition of an asset it owns, directly or through any subsidiary other than a TRS, will be treated as a prohibited transaction, or (3) structuring certain dispositions of the Fund’s properties to comply with certain safe harbors available under the Code. However, no assurance can be given that any particular property will not be treated as inventory or property held primarily for sale to customers in the ordinary course of a trade or business or that a safe harbor will apply.

Characterization of Reverse Repurchase Agreements

When the Fund enters into a reverse repurchase agreement, it generally sells assets to the counterparty to the agreement and receives cash from the counterparty. The Fund agrees to repurchase such assets at an agreed upon date and price, and the counterparty is obligated to resell the assets back to the Fund at the end of the term of the transaction. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. The Fund believes that, for U.S. federal income tax purposes, it will be treated as the owner of the assets that are the subject of a reverse repurchase agreements and that the reverse repurchase agreements will be treated as secured borrowing transactions notwithstanding that such agreements may transfer record ownership of the assets to the counterparty during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund did not own these assets during the term of the reverse repurchase agreements or earn the income generated by such assets for purposes of its application of the REIT asset and gross income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Characterization of Repurchase Agreements

When the Fund enters into a repurchase agreement, it generally purchases assets from its counterparty and the counterparty agrees to repurchase the assets at the Fund’s cost plus interest within a specified time. The Fund is obligated to resell the assets back to the counterparty at the end of the term of the transaction. The Fund believes that, for U.S. federal income tax purposes, the repurchase agreements will be treated as secured lending transactions, with the counterparty treated as the owner of the assets that are the subject of repurchase agreements, notwithstanding that such agreements may transfer record ownership of the assets to the Fund during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund was treated as owning these assets during the term of the repurchase agreements and as earning the income generated by such assets for purposes of its application of the REIT asset and gross income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Potential Conflicts of Interest Associated with Loan Origination Fees

An affiliate of the Adviser may receive loan origination fees from borrowers in connection with direct loan origination activities. A loan origination fee, a one-time fee paid by the borrower to the lender or servicer of the loan to cover costs associated with loan processing, enables the lender or servicer to manage the administrative and underwriting tasks (including borrower diligence) involved in obtaining approval and disbursement of loans and is incurred by the borrower irrespective of loan performance. It is anticipated that an affiliate of the Adviser will receive a loan origination fee from the borrowers of loans originated by the Fund of up to 1.5% of the loan amount. The receipt of such fees, although not paid by the Fund itself, creates a potential conflict of interest between the Adviser and its affiliate and the Fund, since the payment creates an incentive for the Adviser and its affiliate to engage in origination activities and assume greater credit risk with borrowers for loans that may be held in the Fund’s portfolio. The receipt of loan origination fees by the Adviser and/or its affiliates will be subject to procedures requiring, among other things, the Board's periodic review of such fees and oversight by the Fund's Chief Compliance Officer. Such procedures will provide for regular Board reporting and assurance that the aggregate loan origination-related fees paid by the borrower that were earned by the Adviser, any affiliate of the Adviser, or any combination thereof, in connection with any loan originated by or for the Fund (including but not limited to origination, structuring, upfront, arrangement, and commitment fees) do not exceed 1.50% of the committed principal amount for any such loan (or committed tranche). Additionally, the Fund will adhere to an underwriting policy based on an analysis of credit factors that is independent of origination fees, such as prior credit history, financial condition, cash flow projections and pledged collateral.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Capital Structure and Shares

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on March 31, 2025. The Fund’s Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its Shareholders.

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses, including interest, on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for Shareholders in additional shares of the Fund. See “Dividend Reinvestment PLAN.” The Investment Company Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its Shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law may, in certain limited circumstances, be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The Fund will not issue share certificates.

Security Title [Text Block]	Capital Structure
Security Dividends [Text Block]	Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders after payment of Fund operating expenses, including interest, on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for Shareholders in additional shares of the Fund. See “Dividend Reinvestment PLAN.”
Security Voting Rights [Text Block]	Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its Shareholders.
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the shares.
General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Investing in the Fund

Fluctuations in Fund NAV

The Fund’s NAV may be significantly affected by numerous factors, including the risks described in this Prospectus, many of which are outside of the Fund’s control. There is no guarantee that the Fund’s NAV will not decrease and it may fluctuate significantly.

Market Risk

The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s investment activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk may also come from, among other things, increased political tension on the international stage, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia and elsewhere. Similarly, environmental and public health risks, such as natural disasters or pandemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objectives. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Closed-End Interval Fund Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Repurchase Offers Risk

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Accordingly, you may not be able to sell your Shares when or in the amount that you desire. Additionally, if a repurchase offer is oversubscribed, Shareholders may be unable to liquidate the full amount of Shares tendered during a particular repurchase offer (see “Quarterly Repurchase Offers”).

The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives.

If proceeds of the Offering are used to meet repurchase obligations, it may constitute a return of capital (see “U.S. Federal Income Tax Considerations” below). Any use of capital to meet repurchase obligations will be distributed after payment of Fund fees and expenses. If the Fund sells investments in order to fund repurchase requests, the repurchase of Shares will be a taxable event for Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. Under certain circumstances, consistent with the requirements of the Fund’s Declaration of Trust and By-Laws and the provisions of the Investment Company Act and the rules thereunder, including Rule 23c-3, the Fund may repurchase or redeem at NAV the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person. Please see “QUARTERLY REPURCHASE OFFERS —Involuntary Repurchases” in this Prospectus and “Repurchases and Transfers of Shares—Involuntary Repurchases” in the SAI for additional information.

Liquidity Risk

To the extent consistent with the applicable liquidity requirements for interval funds, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. The term “illiquid investments” for this purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives. With respect to direct lending, a significant part of the Fund’s competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as an investment company.

Delay in Use of Proceeds Risk

Although the Fund currently intends to invest the proceeds from any sale of Shares offered hereby within three months from receipt thereof, the deployment of proceeds may be delayed if suitable investments are unavailable at the time. Pending investment, the net proceeds of the offering may be invested in permitted temporary investments, which may include short-term U.S. government securities, bank certificates of deposit and other short-term liquid investments. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for the Fund to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. In the event the Adviser is unable to identify suitable investments, such temporary investments may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for an investor’s investment in the Fund to realize its full potential return.

Management Risk and Reliance on Key Personnel

The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that the investment decisions made by the Adviser will produce the desired performance results. Regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments, or may affect the investment techniques available to the Adviser in connection with managing the Fund. In such circumstances, the Fund may purchase other securities or instruments as substitutes, which may not perform as intended and could adversely affect the ability of the Fund to achieve its investment objectives.

In making its investment decisions and conducting due diligence, the Adviser, as applicable, will exercise its professional judgment in evaluating important and complex business, financial, tax, accounting and legal issues and will rely on the third-party resources reasonably available to it. Such resources, may not be sufficient, accurate, complete or reliable, and the Adviser’s due diligence may not reveal or identify all matters that could have a material effect on the value of an investment. Moreover, even if due diligence reveals certain factors that prove to have a material effect on the value of an investment, there is no guarantee that the Adviser will accurately predict at the time of considering an investment that such factors will ultimately prove to have such a material effect.

There can be no assurance that the key personnel at the Adviser will be retained. The ability to retain such personnel or to attract suitable replacements should any such persons leave is dependent on the competitive nature of the employment market. The loss of the services of one or more of the Adviser’s key employees could have an adverse impact on the Fund’s ability to realize its investment objectives.

Limited Operating History

Although the Fund’s Adviser and portfolio manager have experience in the real estate market and have acted as managers of private real estate-focused investment vehicles, including each of the Predecessor Funds, the Fund itself was recently organized and has a limited operating history and the Adviser has not previously managed an investment company registered under the Investment Company Act. Similarly, the Fund has no performance history operating as an interval fund pursuant to Rule 23c-3 that Shareholders could use to evaluate the Fund’s investment performance operating within such a structure. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and the value of investors’ investments could decline substantially or that investors’ investments could become worthless. Moreover, the Investment Company Act and the Code impose numerous constraints on the operations of registered management investment companies and REITs that do not apply to the other types of investment vehicles. As a result, an investment in the Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Multifamily Real Estate Risk

The Fund's investments are concentrated, or are expected to be concentrated, in multifamily residential properties and related debt investments. Adverse developments affecting the multifamily sector, including changes in rental demand, occupancy levels, operating expenses, housing affordability, government regulation, rent-control initiatives, tenant protections, or local market conditions, could disproportionately affect the Fund.

Geographic Concentration Risk

The Fund may concentrate investments in particular geographic regions, metropolitan areas or local markets. As a result, adverse economic, regulatory, demographic, environmental, natural disaster, climate-related, public health or real estate market developments affecting those areas may have a disproportionate impact on the Fund's investments and performance as compared to a more geographically diversified portfolio.

Below Investment Grade (High Yield or Junk) Securities Risk

There is no limit on the Fund’s ability to invest in below investment grade securities. Below investment grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment, both in the short- term and the long-term.

Cybersecurity Risks

The Adviser and the Fund depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, their computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser and the Fund may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the Adviser’s or the Fund’s computer systems and networks, or otherwise cause interruptions or malfunctions in the Adviser’s or the Fund’s operations, which could result in damage to the Adviser’s or the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate said risks.

Concentration Risk

The Fund’s investments in real estate debt are expected to be secured by commercial real estate assets. The Fund’s concentration in the commercial real estate industry may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this industry to a greater extent than if its portfolio also included investments in other industries. While this portfolio concentration may enhance total returns to the Shareholders, if any large position sustains a material loss, the returns to the Fund, and thus to Shareholders, will be lower than if the Fund had invested in a more diversified portfolio.

Further, there is no limit regarding the amount of Fund assets that may be invested in commercial real estate in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of commercial real estate assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. The Fund’s revenue from, and the value of, its commercial real estate assets located in any single concentrated region may be affected disproportionately by a number of factors, including local commercial real estate conditions (such as oversupply of or reduced demand for such properties) and the local economic climate. Business layoffs, downsizing, industry slowdowns, changing demographics, and other factors may adversely impact the local economic climate. A downturn in either the local economy or in general real estate conditions for any market in which the Fund’s investments are concentrated could adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to Shareholders.

Valuation Risks

The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of such projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from an independent third-party service provider.

Within the parameters of the valuation policies adopted by the Valuation Designee and approved by the Board, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations of the Fund’s private commercial real estate-related debt investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s or the Adviser’s control. Valuations of the Fund’s private commercial real estate-related debt investments by an independent third-party service provider are generally conducted annually. In the interim between third-party evaluations, the Adviser’s Valuation Committee shall value each such investment on a monthly basis as set forth in the valuation procedures adopted by Adviser and approved by the Board (see “Determination of Net Asset Value”). It may be difficult for the Valuation Designee to quantify the impact of financial conditions and other factors relevant to the valuation of such and asset, and the information necessary to make a full assessment of the asset’s fair value may not be immediately available, which may require the Valuation Designee to make an assessment of fair value with incomplete information.

The Fund’s Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act. However, Adviser’s participation in the Fund’s valuation process could result in a conflict of interest, since the fee payable to the Adviser is based on the Fund’s average daily net assets. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per share. Real estate valuations do not necessarily represent the price at which assets will sell, since market prices of real estate assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset is actually sold in the market, and the difference between carrying value and the ultimate sales price could be material.

Accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is fully evaluated.

Reverse Repurchase Agreements Risk

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Leverage Limitations under the Investment Company Act

As a closed-end investment company that is registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. The Investment Company Act generally limits the extent to which the Fund is able to use borrowings and “uncovered” transactions that give rise to a form of leverage, including reverse repurchase agreements and any other senior securities representing indebtedness, to 33⅓% of the Fund’s total assets, including assets attributable to such leverage. That is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) will be at least 300% of the senior securities representing indebtedness. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied.

The SEC adopted Rule 18f-4 under the Investment Company Act (“Rule 18f-4”), which provides for the regulation of registered investment companies’ use of derivatives and certain related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with Section 18 of the Investment Company Act, among other requirements. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives (that is, if the fund’s derivatives exposure does not exceed 10 percent of its net assets, as calculated in accordance with Rule 18f-4) may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4.

Currently, the Fund intends to qualify as a “limited derivatives user” under Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund.

As a limited derivatives user, the Fund would not be required to establish a derivatives risk management program or to appoint a derivatives risk manager. The Fund has, however, adopted policies and procedures to manage its aggregate derivatives risk. Additionally, since the Fund intends to qualify as a limited derivatives user, the Fund will treat its holdings of reverse repurchase agreements as senior securities under Section 18 of the Investment Company Act. Accordingly, reverse repurchase agreements will be subject to the 300% asset coverage requirements described above. The Fund will combine the aggregate amount of indebtedness associated with reverse repurchase agreements or similar financing instruments with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio.

To the extent that the Fund directly incurs debt, borrowings or other financing arrangements that constitute senior securities under the Investment Company Act of 1940, such amounts will be included in the Fund's asset coverage calculations and otherwise treated in accordance with Section 18 of the Investment Company Act. The Fund may also invest through Wholly-Owned Entities Co-Investment Entities, Joint Venture Entities, special purpose entities and other investment structures that incur financial obligations, obtain financing or enter into other leverage arrangements. Whether any such obligation or arrangement is treated as a borrowing or senior security of the Fund for purposes of Section 18 will depend on the facts and circumstances of the applicable structure and applicable law. The Fund intends to maintain asset coverage as required by Section 18 with respect to borrowings and other financing arrangements that are treated as senior securities of the Fund under applicable law. Certain investments may also utilize property-level or asset-level financing, including mortgages and similar arrangements, that are non-recourse to the Fund except in limited circumstances.

The Fund will invest through subsidiaries and special purpose vehicles that are not investment companies. The Fund generally does not treat indebtedness incurred by such entities as senior securities of the Fund for purposes of Section 18 of the Investment Company Act where the indebtedness is not consolidated with the Fund under applicable accounting principles and where the debt is non-recourse to the Fund. If the SEC or its staff were to require the Fund to treat such indebtedness as Fund leverage, the Fund could become subject to additional asset coverage requirements and restrictions on its ability to borrow, make distributions, or incur additional leverage.

Risks of Investing in Real Estate-Related Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund expects to invest in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Furthermore, investments in preferred equity involve a greater risk of loss than conventional debt financing due to a variety of factors, including their non-collateralized nature and subordinated ranking to other general and secured creditors of the entity in which such preferred equity is held. Accordingly, if the issuer defaults on a Fund investment, the Fund would only be able to proceed against such entity in accordance with the terms of the preferred equity, and not against any property owned by such entity. Furthermore, in the event of bankruptcy or foreclosure, the Fund would only be able to recoup its investment after all lenders to, and other creditors of, such entity are paid in full. Moreover, holding equity interests involves certain risks not present in real property loans or direct property ownership. For example, there is the possibility that other preferred equity owners may have economic or business interests or goals which are inconsistent with those of the Fund. Further, the value of securities or other instruments purchased may fluctuate in value in a manner dependent on many criteria not directly related to the risks associated with real property, including the terms and conditions of the preferred equity, the relative seniority of the equity and the general prospects and conditions of the issuer.

Risks Relating to Commercial Real Estate Debt Instruments

Commercial real estate-related debt instruments (e.g., mortgages and mezzanine loans) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

●	tenant mix and tenant bankruptcies;
●	success of tenant businesses;
●	property management decisions, including with respect to capital improvements, particularly in older building structures;
●	property location and condition;
●	competition from other properties offering the same or similar services;
●	changes in laws that increase operating expenses or limit rents that may be charged;
●	any need to address environmental contamination at the property;
●	changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;
●	changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;
●	changes in real estate tax rates and other operating expenses;
●	changes in governmental rules, regulations and fiscal policies, including environmental regulation;
●	seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;
●	decline in demand for real estate from increased use of e-commerce or other technological advances;
●	acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and
●	adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s commercial real estate-related debt investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

Risks Relating to Direct Lending

The Fund will face risks related to its direct lending in real estate-related assets. Direct lending investments typically are high-yield loans to stressed or distressed companies that are asset rich but have limited liquidity, and that need quick access to capital to refinance other debt, prevent a covenant default or exploit an opportunity. These loans, typically include relatively high coupons and generous structuring fees. In order to compensate for the less liquid nature of the instruments and other inherent risks of direct lending, direct financing arrangements often will be collateralized with assets, include restrictive covenants and provide upside equity participation.

The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in the prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.

Although certain loans in which the Fund may invest will be secured by collateral. these debt instruments may be detrimentally affected to the extent that there is insufficient collateral. There can be no assurance that the collateral underlying a debt instrument could be readily liquidated or realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, these debt instruments may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation or other entity affiliated with the borrower. The amount realizable with respect to these debt instruments may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting such debt instruments may fluctuate. As such, there can be no assurance that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal.

In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.

Direct lending loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about these types of loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”) or registered under the Exchange Act. No active trading market may exist for direct lending loans, and some may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its direct lending loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of these loans, the Fund’s yield may be lower. Some direct lending loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of direct lending loans. If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make such loans, the availability for investment by the Fund in direct lending loans may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.

If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of direct lending loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

The Fund may acquire direct lending loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.

In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.

The Fund may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.

Below investment grade instruments (commonly referred to as “high-yield” securities or “junk bonds”) are speculative and may be particularly susceptible to economic downturns, which could cause losses. The Fund’s investments in secured and unsecured, rated or unrated debt securities and instruments are subject to non-payment risk and are speculative in nature.

These debt instruments are also subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk). There can be no guarantee that the Adviser will be successful in making the right direct lending selections and thus fully mitigate the impact of credit risk on the Fund. Furthermore, a debt instrument may be subject to redemption at the option of the issuer. If a debt instrument held by the Fund is called for early redemption, the Fund will be required to permit the issuer to redeem such instrument, which could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Investment Modification Risk

The terms and conditions of loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from a Fund investment could be modified, amended or waived in a manner contrary to the preferences of the Fund if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from an investment will maintain the terms and conditions to which the Fund originally agreed. The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Fund may consent to certain amendments, waivers or modifications to an investment requested by obligors or the lead agents for loan syndication agreements. The Fund may extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. Any amendment, waiver or modification of an investment could adversely impact the Fund’s returns.

CRE CLO and SASB Risk

CRE CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches and market anticipation of defaults. The risks of CRE CLOs will be greater if the Fund invests in CRE CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of a CRE CLO that absorbs losses from the defaults before senior tranches. In addition, CRE CLOs are subject to interest rate risk and credit risk.

If the mortgage portfolios underlying CRE CLOs have been overvalued by the mortgage originators, or if the values subsequently decline and, as a result, less collateral value is available to satisfy interest and principal payments and any other fees in connection with the trust or other conduit arrangement for such securities, the Fund may incur significant losses. In addition, control over a CRE CLO’s related underlying loans will be exercised through a special servicer or collateral manager designated by a “directing certificate holder” or a “controlling class representative,” or otherwise pursuant to the related securitization documents. The Fund may acquire classes of CRE CLOs for which the Fund may not have the right to appoint the directing certificate holder or otherwise direct the special servicing or collateral management. With respect to the management and servicing of the underlying loans, the related special servicer or collateral manager may take actions that could adversely affect the Fund’s interests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CRE CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CRE CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Unlike CRE CLOs, SASBs involve the securitization of a single loan, which is typically collateralized by one, very large property. SASBs carry the same risks as CRE CLOs described herein; provided, these risks can be more concentrated given the loans are usually collateralized by a single property.

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income- producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Risks Relating to Commercial Mortgage-Backed Securities

The Fund expects to invest a portion of its assets in pools or tranches of CMBS, primarily multifamily-related CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that we invest in a subordinate class, we will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment to be less than anticipated.

Risks Related to Agency Commercial Mortgage Backed Securities, including Freddie Mac “K-Deals”

The Fund’s agency mortgaged backed investments will represent various tranches of a securitized investment and therefore carry different investment risks. B-Piece Certificates generally represent the most subordinated 5-10% in principal amount of certificates issued by real estate mortgage investment conduit securitizations of pools of Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FM”) multifamily mortgage loans, commonly known as “K-Deals.” Interest-only strips consist of interest-only tranches of Freddie Mac K-Deal certificates. In connection with the Fund’s investment in K-Deals, the Fund may elect, in its sole discretion, to purchase loans underlying the B-Piece Certificate with respect to a securitization pool to the extent such loans are non-performing, for the sole purpose of restructuring or otherwise working out the loan.

K-Deals are Freddie Mac’s multifamily approach to securitizing mortgage loans backed by multifamily apartment properties nationwide. The K-Deals enable Freddie Mac to help keep rental housing affordable, while attracting private capital to the market and minimizing U.S. taxpayers’ exposure to credit risk. For the securitization, a number of geographically diverse multifamily loans that meet Freddie Mac's stringent underwriting criteria are pooled into a trust that issues multiple tranches of various duration and risk profiles. Senior tranches are guaranteed by Freddie Mac for timely interest and ultimate principal payment, and are generally rated AAA/AA with weighted average life ranging from 7 to 10 years; subordinate tranches are not guaranteed by Freddie Mac, and generally have ratings of A/BBB and weighted average lives close to 10 years.

The subordinated tranche of K-Deals that the Fund may invest in are known as "B-Piece Certificates" and "Interest-Only Certificates." The B-Piece Certificate is the controlling class within the structure but is the most subordinated and unrated tranche of debt. The B-Piece Certificates offer the potential for the highest total return but also bear the most risk in the structure as the investment sits in a first loss position. For certain B-Piece Certificates, investors may receive interest every month until the certificates are paid off and receive principal concurrently with investors in the senior certificates. For other B-Piece Certificates structured as zero-coupon bonds, there is no interest payable until maturity, and investors receive principal only after investors in the senior certificates have been entirely paid off. Interest-Only Certificates reflect the difference between the interest rate on the loan and the coupon rate on each certificate class. For Interest-Only Certificates, investors only receive interest payments and never receive principal. Interest-Only Certificates are unrated.

In order to participate in the exclusive offering of the B-Piece Certificates, a buyer (like the Adviser) must be pre-approved by Freddie Mac as a Directing Certificateholder (“DCH”), which requires extensive qualifications. These include extensive experience in owning and operating multifamily properties, a history of relevant experience as a fixed income investor, history and relevant experience as a subordinated debt investor and a reputation of acting as patient, recurring capital, among other strict qualifications. On top of this, due diligence is extensive.

The Fund also invests in Multifamily Structured Credit Risk Notes (“MSCR Notes”) which are unguaranteed securities designed to transfer to investors a portion of the credit risk associated with eligible multifamily mortgages. MSCR Notes are also considered CMBS. The tranche of MSCR Notes invested in by the Fund include the B-1, M-2 and M-1 tranches. The B-1 tranche is the most subordinated tranche of debt available to investors and bears the second highest risk in the structure as the investment sits in a second loss position. The M-2 tranche bears the third highest risk in the structure as the investment sits in a third loss position. The M-1 tranche bears the fourth highest risk in the structure as the investment sits in a fourth loss position. More information on the structure can be found at https://mf.freddiemac.com/investors/structured-credit-risk.

The Fund’s exit strategy for its investments in real estate securities may depend on the ability to sell these investments on the open market. For example, the B-Piece Certificates purchased by the Fund may be backed by 10 year fixed rate loans with declining schedule/yield maintenance prepayment penalties for repayment prior to the 10 years. Consequently, if the Fund needs to sell these assets in the open market before their expiration, the Fund may not be able to achieve its investment objectives because the Fund may need to sell the assets at an additional discount.

Pursuant to the Fund’s aforementioned investment strategy, it expects to include significant investments in CMBS, whether directly or through investments in products such as B-Piece Certificates, Interest-Only Strips and MSCR Notes. In October 2014, the SEC, the U.S. Federal Reserve, the U.S. Treasury and other governmental authorities jointly adopted rules that generally require the issuer of asset-backed securities to retain not less than 5% of the credit risk of the assets collateralizing the asset-backed securities (the “credit risk retention requirement”) beginning December 24, 2016 for CMBS and other types of securitizations. The credit risk retention requirement generally requires at least one of the sponsors (or any of their majority-owned affiliates) in a securitization to retain a minimum economic interest in the pool for a minimum holding period (generally five years after closing the securitization for CMBS or two years after closing the securitization for other types of securitizations). The credit risk retention requirement can be satisfied by retaining at least a 5% “eligible vertical interest” (i.e., at least a 5% interest in the cash flows of each tranche or class of securities in the issuing entity), at least a 5% “eligible horizontal residual interest” (i.e., a tranche investment equal to at least 5% of the fair value of all tranches or classes of securities in the issuing entity) or a combination of an “eligible vertical interest” and an “eligible horizontal residual interest” that totals at least 5%.

For CMBS transactions in products such as the B-Piece Certificates, the rules allow the credit risk retention requirement to be satisfied by a third-party investor (such as the Fund) if certain conditions are met. The Fund expects that CMBS sponsors will seek to satisfy some or all of their 5% credit risk retention requirement with third-party B-Piece Certificates investors (such as the Fund) buying and holding the B-Piece Certificates. Practices may develop in the securitization markets that require the Fund to invest more capital in individual CMBS transactions and in more senior portions of the capital structure than may be desired. Also, the minimum holding period requirement may require that the Fund hold its B-Piece Certificates for longer periods than desired. Any of the foregoing requirements may materially adversely affect the Fund’s investment strategy and returns.

It is possible that over time, the credit risk retention requirements may affect the commercial real estate markets generally, including by reducing the amount of credit for commercial real estate transactions historically provided by CMBS. A contraction or reduced liquidity in the commercial real estate market could reduce opportunities for a CMBS Issuer to sell defaulted mortgage loans or real estate owned, which in turn could negatively impact the return on the CMBS and reduce the market value or liquidity of such CMBS. Any of these could have a material adverse effect on the Fund.

The Fund may invest in tranches of a CMBS that are subordinate in right of payment and rank junior to other securities issued by the CMBS which represent an ownership in or are secured by the same underlying mortgage loans. Although CMBS generally have the benefit of first ranking security (or other exclusive priority rights) over any collateral of the CMBS (“Collateral”), the timing and manner of the disposition of such Collateral will be controlled by the related servicers, and in certain cases, may be controlled by or subject to consultation rights of holders of more senior classes of securities outstanding or by an operating advisor appointed to protect the interests of such senior classes. There can be no assurance that the proceeds of any sale of Collateral or other realization on Collateral will be adequate to repay the Fund’s investment in full, or at all after the repayment of senior securities in the CMBS.

In addition, for products such as the B-Piece Certificates, the junior tranches generally receive interest distributions only after the interest distributions then due to more senior classes have been paid. As a result, investors in junior tranches of B-Piece Certificates will generally bear the effects of losses and shortfalls on the underlying commercial mortgage loans and unreimbursed expenses of the securitization vehicle before the holders of other classes of CMBS with a higher payment priority, with the concomitant potential for a higher risk of loss for such investments in B-Piece Certificates. In addition, the prioritization of payments of principal to senior classes may cause the repayment of principal of lower tranches of B-Piece Certificates to be delayed and/or reduced. Generally, all principal payments received on the mortgage loans will be first allocated to more senior classes of CMBS, in each case, until their respective principal balances are reduced to zero, before principal is allocated to the junior tranches. Therefore, junior tranche investments in B-Piece Certificates may not receive any principal for a substantial period of time. In addition, generally junior tranches of B-Piece Certificates will be subject to the allocation of “appraisal reductions” which will restrict their ability to receive any advances of interest that might otherwise be made by the related servicer. Generally, a shortfall in payment to investors in junior tranches of B-Piece Certificates will not result in a default being declared or the restructuring or unwinding of the transaction. To the extent that certain junior tranches of B-Piece Certificates represent a small percentage of the CMBS issued in relation to the underlying Collateral, a small loss in the value of such Collateral may result in a substantial loss for the holders of such junior tranche and may impact the performance of the Fund.

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, including second and lower lien loans, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. Second lien loans or debt investments are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans and debt investments are subject to the same general risks inherent to any loan or other debt investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the rights the Fund may have with respect to the collateral securing the loans or other debt investments the Fund makes to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund’s rights are adversely affected.

While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine or Unsecured Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Mezzanine loans or debt investments may also be unsecured. Unsecured loans or debt investments are not secured by collateral. Such debt investments are typically below investment grade and considered speculative because of the credit risk of their issuer or borrower.

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

Risks Relating to Investments in Mortgage Whole Loans

Credit Risk Associated with Investments in Mortgage Whole Loans

The holder of residential and commercial mortgages assumes the risk that the related borrowers may default on their obligations to make full and timely payments of principal and interest. Thus, the commercial mortgages that the Fund expects to acquire in the form of whole loans are subject to individual borrower credit risk. To the extent the Fund acquires residential or commercial first lien mortgages or whole loans, it will be subject to individual credit risk. The Fund’s ability to recover against a borrower will be dependent upon state and local laws and could take an extended period of time and expense, during which period the Fund would not be receiving any payments, thereby negatively impacting its cash flow. Similarly, to the extent a commercial loan is non-recourse, the Fund’s recovery will be limited to the underlying real property which depending on several factors, including the location of such property, could take an extended period of time and expense, thereby negatively impacting its cash flow.

In general, investments in mortgage whole loans carry greater investment risk than agency MBS/CMBS because the former are not guaranteed as to principal or interest by the U.S. Government, any federal agency or any federally chartered corporation. As a result, a mortgage whole loan is directly exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying property, the creditworthiness and financial position of the borrower, and the priority and enforceability of the lien are each of great importance. Whether or not OCA or its affiliates have participated in the negotiation of the terms of any such mortgages, there can be no assurance as to the adequacy of the protection of the terms of the loan, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, claims may be asserted that might interfere with enforcement of the rights of the Fund. In the event of a foreclosure, the Fund may assume direct ownership of the underlying real estate. The liquidation proceeds upon sale of such real estate may not be sufficient to recover the Fund’s cost basis in the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Higher-than-expected rates of default and/or higher-than-expected loss severities on these investments could adversely affect the value of those assets. Accordingly, default in the payment of principal and/or interest on the Fund’s residential and commercial whole loans would likely result in the Fund incurring losses of income from, and/or losses in market value relating to, these assets, which could materially adversely affect the Fund’s performance.

Holders of residential and commercial whole loans are subject to the risk that the related borrowers may default or have defaulted on their obligations to make full and timely payments of principal and interest. A number of factors impact a borrower’s ability to repay, including, among other things, changes in employment status, changes in interest rates or the availability of credit, and changes in real estate values. In addition to the credit risk associated with these assets, residential and commercial whole loans are less liquid than certain of the Fund’s other credit-sensitive assets, which may make them more difficult to dispose of if the need or desire arises. If actual results are different from the Fund’s assumptions in determining the prices paid to acquire such loans, particularly if the market value of the underlying properties decreases significantly subsequent to purchase, we may incur significant losses, which could materially adversely affect the Fund’s performance.

Servicing-Related Risks of Mortgage Whole Loans

The Fund expects to rely on third-party servicers to service and manage the mortgages underlying the Fund’s loan portfolio. The ultimate returns generated by these investments may depend on the quality of the servicer. If a servicer is not vigilant in seeing that borrowers make their required monthly payments, borrowers may be less likely to make these payments, resulting in a higher frequency of default. If a servicer takes longer to liquidate non-performing mortgages, the Fund’s losses related to those loans may be higher than originally anticipated. Any failure by servicers to service these mortgages and/or to competently manage and dispose of real estate-owned (“REO”) properties—i.e., lender-owned properties that are not sold at a foreclosure auction—could negatively impact the value of these investments and the Fund’s performance. In addition, while we may contract with third-party servicers to carry out the actual servicing of the loans (including direct interface with borrowers), for loans that we purchase together with the related servicing rights, we are nevertheless ultimately responsible, vis-à-vis the borrowers and state and federal regulators, for ensuring that the loans are serviced in accordance with the terms of the related notes and mortgages and applicable law and regulation. Such exposure could be significant even though we might have contractual claims against the Fund’s servicers for any failure to service the loans to the required standard.

The foreclosure process, especially in judicial foreclosure states such as New York, Florida and New Jersey, can be lengthy and expensive, and the delays and costs involved in completing a foreclosure, and then subsequently liquidating the REO property through sale, may materially increase any related loss. In addition, at such time as title is taken to a foreclosed property, it may require more extensive rehabilitation than we estimated at acquisition. Thus, a material amount of foreclosed mortgage loans, particularly in the states mentioned above, could result in significant losses in the Fund’s whole loan portfolio and could materially adversely affect the Fund’s performance.

Risks Relating to Interest Rates

Changes in interest rates may adversely affect the Fund’s investments. Changes in the level of interest rates can affect the Fund’s income by affecting the spread between the income on its assets and the expense of its interest-bearing liabilities, as well as the value of the Fund’s interest-earning assets and its ability to realize gains from the sale of assets. Interest rates are highly sensitive to factors such as governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund. The Fund may finance its activities with both fixed and variable rate debt. With respect to variable rate debt, the Fund’s performance may be affected adversely if it does not or is unable to limit the effects of changes in interest rates on its operations by employing an effective hedging strategy, including engaging in interest rate swaps, caps, floors or other interest rate contracts, or buying and selling interest rate futures or options on such futures. Should the Fund so elect (and it will be under no obligation to do so), the use of hedging instruments to hedge a portfolio carries certain risks, including the risk that losses on a hedge position will reduce the Fund’s earnings and funds available for distribution to the Shareholders and that such losses may exceed the amount invested in such instruments. There is no perfect hedge for any investment, and a hedge may not perform its intended purpose of offsetting losses on an investment and, in certain circumstances, could increase such losses. The Fund may also be exposed to the risk that the counterparties with which it trades may cease making markets and quoting prices in such instruments, which may render the Fund unable to enter into an offsetting transaction with respect to an open position, or the risk that a counterparty may default on its obligations.

Credit Ratings Risk

Credit ratings on debt securities represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, they may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. In addition, many of the Fund’s investments are not expected to be assigned public ratings by the rating agencies.

Prepayment Risk

Senior mortgage loans, junior notes, mezzanine loans and certain CMBS loans may be subject to prepayment, which is affected by a number of factors. If prevailing rates for similar loans fall below the interest rates on such loans, prepayment rates would generally be expected to increase, reducing the yield to maturity and average life of the investment. If the Fund reinvests the proceeds of such prepayments, it will likely do so at a lower rate of interest. Conversely, if prevailing rates for similar loans rise above the interest rates on such loans, prepayment rates would generally be expected to decrease, creating maturity extension risk, and potentially increasing the Fund’s volatility.

Counterparty Risk

Certain of the Fund’s investments will transpire in private markets. Differing market standards for counterparty credit evaluation may expose the Fund to the risk that a counterparty will not complete or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (irrespective of whether bona fide), counterparty default, or inability to perform, causing the Fund to suffer a loss. Such “counterparty” risk is accentuated for contracts with longer maturities or where the Adviser has concentrated the Fund’s transactions with a particular counterparty or group of counterparties.

Limitations on Remedies Risk

Although the Fund will have certain contractual remedies upon the default by borrowers under certain investments, such as foreclosing in the underlying real estate or collecting rents generated therefrom or acquiring equity interests in the borrower or property owning entity, certain legal requirements may limit the ability of the Fund to effectively exercise such remedies. Furthermore, the right of a mortgage lender to convert its loan position into an equity interest may be limited by certain common law or statutory prohibitions, which may operate to prevent a lender from exercising conversion rights from debt to equity interests. In this connection, the laws with respect to the rights of creditors and other investors in certain jurisdictions in which the Fund may invest may not be comprehensive or well developed, and the procedures for the judicial or other enforcement of such rights may be of limited effectiveness.

Consumer Protection Laws

The loans underlying certain of the Fund’s investments and/or the originators of such loans may be subject to special rules, disclosure and licensing requirements and other provisions of federal and state consumer protection laws, including, among others, the federal Truth-in-Lending Act, Regulation Z, the Real Estate Settlement Procedures Act, the Equal Credit Opportunity Act, the Fair Credit Billing Act, the Fair Credit Reporting Act and related statutes. Failure to comply with these federal or state consumer protection laws and related statutes could subject lenders to specific statutory liabilities. In some cases, this liability may affect the subsequent assignees of such obligations, including the issuer of such securities. In particular, a lender’s failure to comply with the federal Truth-in-Lending Act could subject such lender and its assignees to monetary penalties and could result in rescission. Numerous class action lawsuits have been filed in multiple states alleging violations of these statutes and seeking damages, rescission and other remedies. These suits have named the originators and current and former holders. If any issuer of a loan held by the Fund were to be named as a defendant in a class action lawsuit, the costs of defending or settling such lawsuit or a judgment could reduce the amount available for distribution on issuer’s securities and could negatively impact the returns to the Fund.

General Risks of Direct Investments in Real Estate

As addressed elsewhere herein, the Fund, in the ordinary course, does not expect or intend to invest directly in commercial real estate as part of its investment program. However, in certain limited circumstances, such as in the event that property securing an existing investment becomes impaired (i.e., a Workout Asset), a borrower defaults on a loan secured by real estate, casualty damages exceed insurance policy limits or an insurance company fails or is unable to pay a claim that, in each case, bears on the value of the underlying collateral, the pursuit and/or enforcement of the rights and remedies available to the Fund may result in direct ownership of commercial real estate. In such limited circumstances, the Fund would expect to engage an unaffiliated third-party, at prevailing market rates, to manage and operate the property. Moreover, if the Fund acquires any real property serving as collateral for a loan by foreclosure or otherwise, the Fund generally will seek to sell or otherwise dispose of such property as soon as practicable and would not seek to retain direct real estate holdings in the ordinary course. Nonetheless, if the Fund acquires any real property serving as collateral for a loan by foreclosure or otherwise, the Fund will be exposed directly to the general risks of owning and operating real estate. As noted, the Fund generally will seek to sell or otherwise dispose of property acquired by foreclosure or otherwise as soon as practicable, but once it acquires the property, it may face the same market conditions and operational challenges that faced the defaulting borrower. Consequently, no assurance can be given that there will be a ready market for the sale of any real property acquired by the Fund pursuant to a foreclosure. Once sold, such collateral may prove insufficient to fully secure the defaulted loan, resulting in a loss of funds by the Fund.

Additionally, the Fund may be subject laws and regulations that limit its ability to foreclose and enforce other remedies. Loans made by the Fund will be designed so that in the event of a borrower’s default, the Fund will have the right of foreclosure and other remedies to protect its investment in the loan. However, federal and state laws may restrict the Fund’s ability to enforce such remedies. Such restrictions may include limits on: (i) a lender’s right to accelerate a loan upon a borrower’s default; (ii) the timing and process of foreclosure, notwithstanding what the agreements covering the collateral may say; (iii) a lender’s ability to recover the deficiency when the collateral is insufficient to fully repay the loan obligations; (iv) the imposition of default fees, default interest rates, and prepayment penalties. Such restrictions would impair the Fund’s ability to protect its collateral (and thus the value of its investment) and generate sufficient income to achieve its financial objectives.

In addition to legal restrictions, there is a risk that courts enforcing a foreclosure or other remedy will take into account general equitable principles that have the effect of relieving borrowers from the legal effects of default under their loans. The application of such equitable principles may impair the Fund’s ability to enforce legal remedies and to realize the value of the collateral securing its loans.

As to investments in real estate generally, the yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

Insufficient Cash Flow

Certain significant expenditures associated with an investment in real estate (such as mortgage payments, real estate taxes and maintenance costs) generally do not decline when circumstances cause a reduction in income from the property. In the event that the Fund does not have sufficient cash available to it through its operations to continue operating its business as usual, the Fund may need to find alternative ways to increase its liquidity. Such alternatives may include, without limitation: divesting itself of properties, whether or not they otherwise meet the Fund’s strategic objectives to keep in the long-term, at less than optimal terms; incurring debt; entering into leases with its tenants at lower rental rates or less than optimal terms; or entering into lease renewals with its existing tenants without an increase in, and with possibly lower, rental rates. There can be no assurance, however, that such alternative ways to increase the Fund’s liquidity will be available to the Fund. Additionally, taking such measures to increase the Fund’s liquidity will adversely affect its business, results of operations and financial condition.

Inflation/Deflation Risk

Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Dependence on Tenants; Financial Condition of Tenants

The Fund’s revenues from direct investments in real estate, if any, will depend, at least in part, on the creditworthiness of tenants and would be adversely affected by the loss of or default by significant lessees. Much of the tenant base is expected to consist of non-rated and non-investment grade tenants. In addition, certain properties may be occupied by a single tenant, and as a result, the success of those properties depends on the financial stability of that tenant. Lease payment defaults by tenants could cause the Fund to reduce the amount of distributions to the Shareholders and could force the Fund to find an alternative source of funding to pay any mortgage loan interest or principal, taxes, or other obligations relating to the property. In the event of a tenant default, the Fund may also experience delays in enforcing the Fund’s rights as landlord and may incur substantial costs in protecting its investment and re-leasing the property. If a lease is terminated, the value of the property may be immediately and negatively affected, and the Fund may be unable to lease the property for the rent previously received or at all or sell the property without incurring a loss.

A tenant of one or more of the Fund’s properties or subsequently acquired properties may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease and thereby cause a reduction in the distributable cash flow of the Fund. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if any tenants file, that they will affirm their leases and continue to make rental payments in a timely manner. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s cash flow may be adversely affected

Partial Ownership Interests

The Fund may hold properties indirectly by holding investments in Joint Venture Entities or Co-Investment Entities. Joint Venture Entities entered into by the Fund would include arrangements in which the Fund does not primarily control the joint venture. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that: (i) the co-venturer or partner may have control or governance rights over some or all aspects of an investment that are greater than those of the Fund; (ii) the Fund and a co- venturer or partner may reach an impasse on a major decision that requires the approval of both parties; (iii) a co-venturer or partner may at any time have economic or business interests or goals that are inconsistent with those of the Fund (including those that may be inconsistent with the qualification as a REIT of an entity through which the Fund invests); (iv) a co-venturer or partner may encounter liquidity or insolvency issues or may become bankrupt; (v) a co-venturer or partner may be in a position to take action contrary to the Fund’s investment objectives; (vi) a co-venturer or partner may take actions that subject the investment to liabilities in excess of, or other than, those contemplated; or (vii) in certain circumstances, the Fund may be liable for actions of its co-venturers or partners, each of which may subject the Fund’s investments to liabilities in excess of or other than those contemplated by the Adviser. In addition, the Fund may rely upon the abilities and management expertise of a co-venturer or partner.

In connection with entering into joint venture agreements, the Fund expects to be subject to various restrictions with respect to the sale of its interests. Joint venture agreements typically include provisions setting forth rules and restrictions regarding buy-sell procedures, forced sale procedures and other liquidity transactions. It may also be more difficult for the Fund to sell its interest in any joint venture, partnership or entity with other owners than to sell its interest in other types of investments as a result of these restrictions. Moreover, the Fund may not have the liquidity to execute on a sale in connection with the exercise by a joint venture partner of its buy-sell right and, as a result, the Fund may be forced to sell to the joint venture partner on disadvantageous terms.

In addition, the Fund may grant co-venturers or partners joint approval rights with respect to major decisions concerning the management, financing and disposition of investments, which would increase the risk of deadlocks. A deadlock could delay the execution of the business plan for an applicable investment or require the Fund to engage in a buy-sell of the venture with a co-venturer or partner or conduct the forced sale of the applicable investment. Moreover, as noted above, Joint Venture Entities entered into by the Fund would include arrangements in which the Fund does not primarily control the joint venture. In these joint ventures, the Fund would generally share control with the third-party partner (for example the Fund may have approval rights over some or all of the Joint Venture Entity’s activities, and in limited circumstances that do not amount to primary control of the Joint Venture Entity, may have the ability to require that the Joint Venture Entity take specific actions), even though the Fund may hold a majority of the economic interests of a Joint Venture Entity. The foregoing circumstances limiting the Fund’s ability to exercise control over the Joint Venture Entity introduces various risks, including those describe above, and, as a result thereof, the Fund may be unable to fully realize its target return on any such investment.

Reliance on Third-Party Managers or Joint Venture Partners

Although the Adviser will monitor the performance of each of the Fund’s direct real estate investments, if any, the Adviser may engage third-party managers or joint venture partners to operate certain investments on a day-to-day basis. Any parties engaged to provide property management for any of the Fund’s Workout Assets will be unaffiliated third-parties, engaged at prevailing market rates. There can be no assurance that such managers or joint venture partners will be able to operate the real estate investments successfully.

Litigation

The Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for extended periods of time. Any litigation may require the time, attention and resources of the Adviser and/or the Fund. The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Insurance Risk

Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Environmental Risk

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.

The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.

Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Risks Relating to Public Health Threats

An outbreak of disease or similar public health threat, or fear of such an event, could have a material adverse impact on the Fund’s business, financial condition and operating results. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments. The duration of any outbreak and its effects cannot be predicted with certainty.

Availability of Financing

The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Maturity Risk

The Fund’s general financing strategy is focused on the use of “match-funded” structures. This means that the Fund will seek to align the maturities of its liabilities with the maturities on its assets in order to manage the risks of being forced to refinance its liabilities prior to the maturities of its assets. In addition, the Fund plans to match interest rates on its assets with like-kind borrowings, so fixed-rate investments are financed with fixed- rate borrowings and floating-rate assets are financed with floating-rate borrowings, directly or indirectly through the use of interest rate swaps, caps and other financial instruments or through a combination of these strategies. The Fund may fail to appropriately employ match-funded structures on favorable terms, or at all. The Fund may also determine not to pursue a fully match-funded strategy with respect to a portion of its financings for a variety of reasons. If the Fund fails to appropriately employ match-funded strategies or determines not to pursue such a strategy, its exposure to interest rate volatility and exposure to matching liabilities prior to the maturity of the corresponding asset may increase substantially which could harm the Fund’s operating results, liquidity and financial condition.

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect the performance of real estate-related debt investments and publicly traded commercial real estate securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain publicly traded commercial real estate securities, acquire certain real estate-related debt investments at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond its control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the publicly traded CRE securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s portfolio of publicly traded CRE securities and the Fund’s financial position and operations as a change in interest rates generally.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability. Under normal market conditions, the Fund does not intend to hedge the Fund’s exposure to interest rate risk, which may cause the Fund to incur losses that would not have been incurred had such risk been hedged.

Short-Term Borrowing Risk

The Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through reverse repurchase arrangements, credit facilities and other types of borrowings may be recourse to the Fund and may put the Fund’s assets and financial condition at risk. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

Restrictive Covenant Risks

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the Shareholders or that prohibit it from discontinuing insurance coverage. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Investment Structure and Entity Risk

The Fund may invest directly or indirectly through Wholly-Owned Entities, Co-Investment Entities, Joint Venture Entities, special purpose entities and other investment structures. The use of such entities and structures may involve additional legal, operational, financing, tax, regulatory, governance and counterparty risks. The Fund may not have sole decision-making authority over investments held through certain structures and may be subject to restrictions on transfer, financing, restructuring, disposition or other actions affecting the underlying investment. In addition, the Fund's rights with respect to investments held through such entities may be structurally subordinate to the obligations of the applicable entity, and adverse developments affecting an investment vehicle, its financing arrangements, or its counterparties could adversely affect the value, liquidity or performance of the Fund's investment.

Note-on-Note Financing Risk

The Fund may have an interest in certain bankruptcy-remote special purpose entities that own, hold or finance specific loan assets and may incur financing obligations secured by such assets. These financing arrangements are incurred by the special purpose entity and not by the Fund. In certain cases, the Fund may provide a limited guaranty or other credit support in connection with such financing arrangements. Such guaranties are generally intended to function as non-recourse carveout guaranties and may provide for liability only upon the occurrence of specified events, such as fraud, misappropriation, unauthorized transfers, certain bankruptcy-related actions, violations of separateness covenants, or other negotiated recourse events. Upon the occurrence of specified recourse or springing recourse events, the Fund could become directly liable under a guaranty for amounts associated with the applicable financing arrangement.

Risks of Failure to Qualify as a REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Failure to Qualify as a REIT

The Fund intends to continue to qualify and elect to be treated as a REIT under the Code. However, qualification as a REIT involves the application of complex Code provisions. For some of these provisions, only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, the Fund could fail to satisfy various requirements for maintaining its qualification for taxation as a REIT. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for the Fund to qualify as a REIT. If the Fund fails to qualify as a REIT in any tax year, and was not entitled to relief under applicable statutory provisions, then:

●	it would be taxed as a regular domestic corporation, which under current law, among other things, means being unable to deduct dividends paid to Shareholders in computing its taxable income and being subject to U.S. federal and applicable state and local income tax on its taxable income at regular corporate income tax rates;
●	any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s book value and cash available for distribution to Shareholders; and
●	it generally would not be eligible to re-elect to be taxed as a REIT for the subsequent four taxable years.

Legislative or regulatory action could adversely affect the returns to Shareholders

In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of the U.S. federal income tax laws applicable to investments similar to an investment in the Shares. Changes to the U.S. tax laws are likely to continue to occur, and the Fund cannot assure Shareholders that any such changes will not adversely affect their taxation, their investment in the shares or the market value or the resale potential of the Fund’s assets. Shareholders are urged to consult with their own tax advisor with respect to the impact of recent legislation on their investment in the shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the shares.

Potential Borrowings to Maintain REIT Status

To qualify as a REIT, the Fund must distribute annually to its Shareholders dividends equal to at least 90% of its net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income, each year, including any undistributed net capital gains. Additionally, the Fund will be subject to a 4% nondeductible excise tax on any amount by which distributions paid (or deemed paid) by it in any calendar year are less than the sum of 85% of its ordinary income, 95% of its capital gain net income and 100% of its undistributed income from previous years. Certain payments the Fund makes to its Shareholders under its share repurchase plan may not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve its REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These actions could increase the Fund’s costs or reduce its net assets.

Compliance with REIT Requirements

To qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of its income, the nature and diversification of its assets, the ownership of its stock and the amounts it distributes to its Shareholders. Compliance with the REIT requirements may impair the Fund’s ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.

In addition, to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of its investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities of any one issuer or more than 10% of the value of the outstanding securities (other than securities that qualify for the straight debt safe harbor) of any one issuer unless the Fund and such issuer jointly elect for such issuer to be treated as a taxable REIT subsidiary under the Code (“TRS”). Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of our assets may be represented by securities of one or more TRS for taxable years ending on or before December 31, 2025 (and no more than 25% of the value of our assets may be represented by securities of one or more TRS for taxable years beginning after December 31, 2025), and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of a portion of its assets within 30 days after the end of such calendar quarter (or within 6 months if certain requirements are met) or qualify for certain statutory relief provisions, in order to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from its portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to its Shareholders.

Ownership Limitations

For the Fund to qualify as a REIT under the Code, not more than 50% of the value of its outstanding shares may be owned directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year after the first year for which it elects to qualify as a REIT. The Declaration of Trust contains certain transfer and ownership limitations intended to assist the Fund in continuing to satisfy the share ownership requirements that apply to REITs. However, the rules that apply to determine ownership of a REIT are complex. If the Fund were to fail to satisfy a share ownership requirement and was unable to avail itself of any applicable relief provisions, it would fail to qualify for taxation as a REIT.

Tax Liability Risks

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Shareholders on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes (or is deemed to distribute) to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a TRS. Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

Potential Restrictions on the Deduction of the Fund’s Interest Expense

Rules enacted as part of the Tax Act may limit the Fund’s ability (and the ability of entities that are not treated as disregarded entities for U.S. federal income tax purposes and in which the Fund holds an interest) to deduct interest expense. The deduction for business interest expense may be limited to the amount of a taxpayer’s business interest income plus 30% of the taxpayer’s “adjusted taxable income” unless the taxpayer’s gross receipts do not exceed $25 million per year during the applicable testing period or the taxpayer qualifies to elect and elects to be treated as an “electing real property trade or business.” For taxable years beginning after December 31, 2021 and on or before December 31, 2025, a taxpayer’s adjusted taxable income will generally equal its taxable income, adjusted to and add back items of non-business income and expense, business interest income and business interest expense, net operating losses, any deductions for “qualified business income.” However, for taxable years beginning after December 31, 2025, a taxpayer will also be allowed to add back additional items of depreciation and amortization when determining adjusted taxable income. A taxpayer that is exempt from the interest expense limitations as an electing real property trade or business is ineligible for certain expensing benefits and is subject to less favorable depreciation rules for real property. To the extent that the Fund’s interest expense is not deductible, its taxable income will be increased, as will its REIT distribution requirements and the amounts the Fund needs to distribute to avoid incurring income and excise taxes.

Potential Revocation of REIT Election

The Declaration of Trust authorizes its board of trustees to revoke or otherwise terminate its REIT election, without the approval of the Fund’s Shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in the Fund’s best interests to qualify as a REIT. The board of trustees has fiduciary duties to the Fund and its Shareholders and could only cause such changes in the Fund’s tax treatment if it determines in good faith that such changes are in the Fund’s best interests and in the best interests of the Shareholders. In this event, the Fund would become subject to U.S. federal income tax on its taxable income, and the Fund would no longer be required to distribute most of its net income to its Shareholders, which may cause a reduction in the total return to its Shareholders.

Risk of Current Tax Liability on Reinvested Dividends

If a Shareholder participates in the Fund’s DRIP, the Shareholder will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s Shares to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless the Shareholder is a tax-exempt entity, the Shareholder may be forced to use funds from other sources to pay its tax liability on the reinvested dividends.

Taxation of Ordinary Dividends

Currently, the maximum tax rate applicable to qualified dividend income payable to certain non- corporate U.S. shareholders, including individuals, is currently 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rates. REIT dividends that are not designated as qualified dividend income or capital gain dividends are taxable as ordinary income (“ordinary income dividends”). Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividend income could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends. However, for taxable years beginning after December 31, 2017, non-corporate U.S. taxpayers may be entitled to claim a deduction in determining their taxable income of up to 20% of qualified REIT ordinary income dividends. Potential investors are urged to consult with their tax advisors regarding the effect of this change on their effective tax rate with respect to REIT dividends.

Qualification of Mezzanine Loans

The Fund may acquire mezzanine loans for which the IRS has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Risks Associated with Taxable REIT Subsidiaries

The Fund may conduct certain activities or invest in assets through one or more TRSs. A TRS is a corporation other than a REIT in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. A domestic TRS is subject to U.S. federal income tax as a C corporation.

No more than 20% of the value of a REIT’s total assets may consist of stock or securities of one or more TRSs for taxable years ending on or before December 31, 2025 (and no more than 25% of the value of a REIT’s total assets may consist of stock or securities of one or more TRSs for taxable years beginning after December 31, 2025). This requirement limits the extent to which the Fund can conduct its activities through TRSs. The values of some of its assets, including assets that the Fund holds through TRSs, may not be subject to precise determination, and values are subject to change in the future. In addition, as a REIT, the Fund must pay a 100% excise tax on IRS adjustments to certain payments that it makes or receives if the economic arrangements between the Fund and any of its TRSs are not conducted on an arm’s-length basis. The Fund intends to structure transactions with any TRS on terms that it believes are arm’s length to avoid incurring the 100% excise tax described above. However, the IRS may successfully assert that the economic arrangements of any of the Fund’s intercompany transactions are not comparable to similar arrangements between unrelated parties.

Hedging

Although the Fund does not intend to hedge its interest rate risk, Shareholders should be aware that the REIT provisions of the Code may limit the Fund’s ability to hedge its assets and operations. Under these provisions, any income that the Fund generates from hedging transactions will be excluded from gross income for purposes of the 75% and 95% REIT gross income tests if: (i) the instrument (A) hedges interest rate risk or foreign currency exposure on liabilities used to carry or acquire real estate assets, (B) hedges risk of currency fluctuations with respect to any item of income or gain that would be qualifying income under the 75% or 95% gross income tests or (C) hedges a position entered into pursuant to clause (A) or (B) after the extinguishment of such liability or disposition of the asset producing such income; and (ii) such instrument is properly identified under applicable Treasury Regulations. Income from hedging transactions that does not meet these requirements will generally constitute non-qualifying income for purposes of both the 75% and 95% gross income tests. As a result of these rules, the Fund may have to limit its use of hedging techniques that might otherwise be advantageous or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because its TRS would be subject to tax on gains or expose it to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in a TRS will generally not provide any tax benefit, except for being carried forward against future taxable income of the TRS.

“Taxable Mortgage Pool” Rules and Securitizations

Securitizations could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. As a REIT, so long as the Fund owns 100% of the equity interests in a taxable mortgage pool, it generally would not be adversely affected by the characterization of the securitization as a taxable mortgage pool. Certain categories of shareholders, however, such as foreign shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool.

Investments in Construction Loans

The Fund may invest in construction loans, the interest from which will be qualifying income for purposes of the REIT gross income tests, provided that the loan value of the real property securing the construction loan is equal to or greater than the highest outstanding principal amount of the construction loan during any taxable year. For purposes of construction loans, the loan value of the real property is the fair value of the land plus the reasonably estimated cost of the improvements or developments (other than personal property) that secure the loan and that are to be constructed from the proceeds of the loan. There can be no assurance that the IRS would not challenge the Fund’s estimate of the loan value of the real property.

Prohibited Transaction Tax

The Fund’s ability to dispose of property is restricted as a result of the Fund’s REIT status. The Fund will be subject to a 100% tax on any gain realized on the sale or other disposition of any property (other than foreclosure property) that it owns, directly or through a subsidiary entity (other than a TRS), that is deemed to be inventory or property held primarily for sale to customers in the ordinary course of trade or business unless a safe harbor applies. Whether property is inventory or otherwise held primarily for sale to customers in the ordinary course of a trade or business depends on the particular facts and circumstances surrounding each property. The Fund intends to avoid the 100% prohibited transaction tax by (1) conducting activities that may otherwise be considered prohibited transactions through a TRS, (2) conducting its operations in such a manner so that no sale or other disposition of an asset it owns, directly or through any subsidiary other than a TRS, will be treated as a prohibited transaction, or (3) structuring certain dispositions of the Fund’s properties to comply with certain safe harbors available under the Code. However, no assurance can be given that any particular property will not be treated as inventory or property held primarily for sale to customers in the ordinary course of a trade or business or that a safe harbor will apply.

Characterization of Reverse Repurchase Agreements

When the Fund enters into a reverse repurchase agreement, it generally sells assets to the counterparty to the agreement and receives cash from the counterparty. The Fund agrees to repurchase such assets at an agreed upon date and price, and the counterparty is obligated to resell the assets back to the Fund at the end of the term of the transaction. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. The Fund believes that, for U.S. federal income tax purposes, it will be treated as the owner of the assets that are the subject of a reverse repurchase agreements and that the reverse repurchase agreements will be treated as secured borrowing transactions notwithstanding that such agreements may transfer record ownership of the assets to the counterparty during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund did not own these assets during the term of the reverse repurchase agreements or earn the income generated by such assets for purposes of its application of the REIT asset and gross income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Characterization of Repurchase Agreements

When the Fund enters into a repurchase agreement, it generally purchases assets from its counterparty and the counterparty agrees to repurchase the assets at the Fund’s cost plus interest within a specified time. The Fund is obligated to resell the assets back to the counterparty at the end of the term of the transaction. The Fund believes that, for U.S. federal income tax purposes, the repurchase agreements will be treated as secured lending transactions, with the counterparty treated as the owner of the assets that are the subject of repurchase agreements, notwithstanding that such agreements may transfer record ownership of the assets to the Fund during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund was treated as owning these assets during the term of the repurchase agreements and as earning the income generated by such assets for purposes of its application of the REIT asset and gross income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Potential Conflicts of Interest Associated with Loan Origination Fees

An affiliate of the Adviser may receive loan origination fees from borrowers in connection with direct loan origination activities. A loan origination fee, a one-time fee paid by the borrower to the lender or servicer of the loan to cover costs associated with loan processing, enables the lender or servicer to manage the administrative and underwriting tasks (including borrower diligence) involved in obtaining approval and disbursement of loans and is incurred by the borrower irrespective of loan performance. It is anticipated that an affiliate of the Adviser will receive a loan origination fee from the borrowers of loans originated by the Fund of up to 1.5% of the loan amount. The receipt of such fees, although not paid by the Fund itself, creates a potential conflict of interest between the Adviser and its affiliate and the Fund, since the payment creates an incentive for the Adviser and its affiliate to engage in origination activities and assume greater credit risk with borrowers for loans that may be held in the Fund’s portfolio. The receipt of loan origination fees by the Adviser and/or its affiliates will be subject to procedures requiring, among other things, the Board's periodic review of such fees and oversight by the Fund's Chief Compliance Officer. Such procedures will provide for regular Board reporting and assurance that the aggregate loan origination-related fees paid by the borrower that were earned by the Adviser, any affiliate of the Adviser, or any combination thereof, in connection with any loan originated by or for the Fund (including but not limited to origination, structuring, upfront, arrangement, and commitment fees) do not exceed 1.50% of the committed principal amount for any such loan (or committed tranche). Additionally, the Fund will adhere to an underwriting policy based on an analysis of credit factors that is independent of origination fees, such as prior credit history, financial condition, cash flow projections and pledged collateral.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Dividend and Interest Expenses on Short Sales [Percent]	2.10%	[3],[5]
Distribution/Servicing Fees [Percent]	0.25%	[3],[6]
Incentive Fees [Percent]	0.76%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.00%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[3],[8]
Other Annual Expenses [Percent]	0.46%	[3],[5]
Total Annual Expenses [Percent]	5.07%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[9]
Net Expense over Assets [Percent]	5.07%	[3]
Expense Example, Year 01	$ 105
Expense Example, Years 1 to 3	201
Expense Example, Years 1 to 5	296
Expense Example, Years 1 to 10	$ 534
Class E [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Dividend and Interest Expenses on Short Sales [Percent]	2.10%	[3],[5]
Distribution/Servicing Fees [Percent]	0.50%	[3],[6]
Incentive Fees [Percent]	0.76%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.00%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[3],[8]
Other Annual Expenses [Percent]	0.46%	[3],[5]
Total Annual Expenses [Percent]	5.32%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[9]
Net Expense over Assets [Percent]	5.32%	[3]
Expense Example, Year 01	$ 53
Expense Example, Years 1 to 3	159
Expense Example, Years 1 to 5	264
Expense Example, Years 1 to 10	$ 524
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Dividend and Interest Expenses on Short Sales [Percent]	2.10%	[3],[5]
Distribution/Servicing Fees [Percent]	0.00%	[3],[6]
Incentive Fees [Percent]	0.76%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.00%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.10%	[3],[8]
Other Annual Expenses [Percent]	0.46%	[3],[5]
Total Annual Expenses [Percent]	4.67%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[9]
Net Expense over Assets [Percent]	4.67%	[3]
Expense Example, Year 01	$ 47
Expense Example, Years 1 to 3	141
Expense Example, Years 1 to 5	235
Expense Example, Years 1 to 10	$ 475
Class O [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Dividend and Interest Expenses on Short Sales [Percent]	2.10%	[3],[5]
Distribution/Servicing Fees [Percent]	0.00%	[3],[6]
Incentive Fees [Percent]	0.76%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.00%	[3],[7]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3],[8]
Other Annual Expenses [Percent]	0.46%	[3],[5]
Total Annual Expenses [Percent]	4.57%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[9]
Net Expense over Assets [Percent]	4.57%	[3]
Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	138
Expense Example, Years 1 to 5	231
Expense Example, Years 1 to 10	$ 467
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares

[1]	Investors purchasing Class A Shares may be charged a front-end sales charge of up to 5.75% of the investor’s subscription amount. The table assumes the maximum sales charge is charged. The Distributor may, in its discretion, waive all or a portion of the sales charge for certain investors. While Class E, Class I and Class O Shares do not charge a front-end sales charge, if you purchase Class E, Class I or Class O Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “PLAN OF DISTRIBUTION.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of such Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors.
[3]	Assuming estimated average net assets for the Fund of $400 million plus leverage of $140 million during the Fund’s first twelve months of operations.
[4]	The Adviser is entitled to a fee consisting of two components: the Investment Management Fee and the Incentive Fee. For its provision of advisory services to the Fund, the Adviser receives an Investment Management Fee at an annual rate of 1.25% payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets. The Investment Management Fee will be paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. In addition, the Fund may have net investment income that could result in the payment of an Incentive Fee in the first year of investment operations. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears in amount equal to 10% of the Fund’s realized Pre-Incentive Fee Net Investment Income for the immediately preceding calendar quarter. No Incentive Fee on Pre-Incentive Fee Net Investment Income will be payable in any calendar quarter in which the Fund did not achieve a 1.25% return on the average Adjusted Capital (“Hurdle Rate”) (prorated for any period less than a calendar quarter). The Hurdle Rate is non-cumulative and resets each quarter. See “MANAGEMENT OF THE FUND—Investment Management Agreement” for a full explanation of how the Incentive Fee is calculated.
[5]	“Dividend and Interest Expense on Short Sales and Borrowings” and “Other Expenses” represent estimated amounts for the current fiscal year. The Fund may borrow funds to make investments. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. The Fund does not intend to issue preferred shares or convertible securities in the first 12 months following effectiveness of the registration statement. Other Expenses include, but are not limited to, organizational and offering costs, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. In the event that the Fund holds any Workout Asset, and the expenses on a Workout Asset exceed the revenues generated by such Workout Asset, the Fund could be required to pay such expenses or shortfalls. These potential fees are not reflected in the calculation of Other Expenses.
[6]	The Fund has received exemptive relief to offer multiple classes of shares and to adopt a Distribution and Services Plan for Class A Shares and Class E Shares of the Fund. The Fund will charge a Distribution and Service Fee of up to 0.25% and up to 0.50% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class E Shares, respectively. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients to whom they have distributed Class A Shares or Class E Shares of the Fund. See “PLAN OF DISTRIBUTION.”
[7]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and are not direct costs paid by Shareholders. “The Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year.
[8]	The Fund will charge a Shareholder Servicing Fee up to 0.25% and up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to (x) Class A Shares or Class E Shares and (y) Class I Shares, respectively. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class E Shares and/or Class I Shares. See “SHAREHOLDER SERVICING PLAN AND DISTRIBUTION AND SERVICE PLAN—Shareholder Servicing Plan.”
[9]	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise have been paid, and or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Fund Operating Expenses (excluding any (i) taxes, (ii) fees and expenses incurred in connection with borrowings by the Fund, including interest payments and expenses incurred in connection with a line of credit or other credit facility, if any, obtained by the Fund, (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition, monitoring and disposition of investments, (iv) dividend and interest expenses on short sales, if any, (v) Incentive Fees, (vi) distribution and/or shareholder servicing fees, as applicable, (vii) acquired fund fees and expenses, (viii) expenses incurred in connection with any merger or reorganization after commencement of Fund operations, and (ix) extraordinary expenses, such as litigation expenses (collectively, “Outside Cap Expenses”)) do not exceed 3.50% of the average daily net assets of each Class of Shares (the “Expense Limit”). Because Outside Cap Expenses are excluded from the Expense Limit, Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) are expected to exceed 3.50% for each Class of Shares. The Expense Limitation and Reimbursement Agreement has an initial one-year term, which ends on one year from the date of the Prospectus. Neither the Fund nor the Adviser may terminate the Expense Limitation and Reimbursement Agreement during the initial term. The Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms unless terminated by the Fund or the Adviser. The Expense Limitation and Reimbursement Agreement will terminate in the event that the Investment Management Agreement is terminated. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment.